TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW
         USAA Long-Term Fund                                            4
         USAA Intermediate-Term Fund                                    9
         USAA Short-Term Fund                                          14
         USAA Tax Exempt Money Market Fund                             19
      FINANCIAL INFORMATION
         Portfolios of Investments
            Categories and Definitions                                 22
            USAA Long-Term Fund                                        24
            USAA Intermediate-Term Fund                                32
            USAA Short-Term Fund                                       48
            USAA Tax Exempt Money Market Fund                          59
         Notes to Portfolios of Investments                            70
         Statements of Assets and Liabilities                          71
         Statements of Operations                                      73
         Statements of Changes in Net Assets                           75
         Notes to Financial Statements                                 79









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund  representative at 1-800-531-8448  during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA NATIONAL TAX-EXEMPT FUNDS, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). THE REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH GIVES FURTHER DETAILS ABOUT THE FUNDS.

USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE. (COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.








USAA FAMILY OF FUNDS SUMMARY

       FUND                                    MINIMUM
     TYPE/NAME            VOLATILITY         INVESTMENT
-------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------
 Aggressive Growth        Very high            $3,000
 Emerging Markets         Very high             3,000
 First Start Growth
  (Registered Trademark)  Moderate to high      3,000
 Gold                     Very high             3,000
 Growth                   Moderate to high      3,000
 Growth & Income          Moderate              3,000
 International            Moderate to high      3,000
 S&P 500(Registered
  Trademark)Index         Moderate              3,000
 Science & Technology     Very high             3,000
 Small Cap Stock          Very high             3,000
 World Growth             Moderate to high      3,000
-------------------------------------------------------
ASSET ALLOCATION
-------------------------------------------------------
 Balanced Strategy        Moderate             $3,000
 Cornerstone Strategy     Moderate              3,000
 Growth and Tax
  Strategy                Moderate              3,000
 Growth Strategy          Moderate to high      3,000
 Income Strategy          Low to moderate       3,000
-------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------
 GNMA(Registered
  Trademark)              Low to moderate      $3,000
 High-Yield
  Opportunities           High                  3,000
 Income                   Moderate              3,000
 Income Stock             Moderate              3,000
 Intermediate-Term
  Bond                    Low to moderate       3,000
 Short-Term Bond          Low                   3,000
-------------------------------------------------------
INCOME - TAX EXEMPT
-------------------------------------------------------
 Long-Term                Moderate             $3,000
 Intermediate-Term        Low to moderate       3,000
 Short-Term               Low                   3,000
 State Bond Income        Moderate              3,000
-------------------------------------------------------
MONEY MARKET
-------------------------------------------------------
 Money Market             Very low             $3,000
 Tax Exempt
  Money Market            Very low              3,000
 Treasury Money
  Market Trust
  (Registered Trademark)  Very low              3,000
 State Money Market       Very low              3,000
-------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









MESSAGE FROM THE PRESIDENT


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD: MICHAEL J.C. ROTH, CFA,
 APPEARS HERE.]


I have noted many times in the past that our three national tax-exempt bond funds will usually provide a textbook study of how the bond markets should work. The USAA Long-Term Fund should have the highest return, the USAA Short-Term Fund the lowest, and the USAA Intermediate-Term Fund should fall in between. That's because risk is usually rewarded. A 30-year bond is more risky, for various reasons, than a two-year bond.

THE WALL STREET JOURNAL on October 2, 2000, showed that year-to-date the performance of these three funds lines up like this:

--------------------------------------------------------------------------------
     YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    UAAA Tax Exempt Long-Term Fund                    6.7%
    USAA Tax Exempt Intermediate-Term Fund            6.0%
    USAA Tax Exempt Short-Term Fund                   4.0%
--------------------------------------------------------------------------------

Last year the bond market declined and demonstrated that 30-year bonds are indeed riskier than short issues:

--------------------------------------------------------------------------------
                   TOTAL RETURN FOR PERIODS ENDING 12/31/99
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS   10 YEARS
                                               -----------------------------
    USAA Tax Exempt Long-Term Fund             -5.04%      6.59%      6.37%
    USAA Tax Exempt Intermediate-Term Fund     -2.61%      6.37%      6.49%
    USAA Tax Exempt Short-Term Fund             1.64%      4.98%      5.06%
--------------------------------------------------------------------------------

However, over the longer term, you can see that risk usually is rewarded:

--------------------------------------------------------------------------------
                   TOTAL RETURN FOR PERIODS ENDING 9/30/00
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS  10 YEARS
                                               ----------------------------
    USAA Tax Exempt Long-Term Fund              4.60%      5.41%     6.82%
    USAA Tax Exempt Intermediate-Term Fund      5.14%      5.32%     6.72%
    USAA Tax Exempt Short-Term Fund             4.51%      4.52%     5.09%
--------------------------------------------------------------------------------

The ordering of these returns and the longer term records of these funds are in line with theory. And the numbers for 2000 look pretty good compared to major indices this year:

--------------------------------------------------------------------------------
       YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    Dow Jones Industrial Average                          -7.36%
    S&P 500 Index                                         -1.39%
    Nasdaq Composite Index                                -9.74%
--------------------------------------------------------------------------------

That is why a portion of my investment portfolio is composed of tax-exempt bond funds.

Sincerely,



Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


TOTAL RETURN EQUALS INCOME PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.










INVESTMENT REVIEW


USAA LONG-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of 10 years or more.

--------------------------------------------------------------------------------
                                                  3/31/00         9/30/00
--------------------------------------------------------------------------------
Net Assets                                     $1,935.9 Million $1,956.2 Million
Net Asset Value Per Share                            $12.75          $12.87
Tax-Exempt Dividends Per Share Last 12 Months        $0.756          $0.749
Capital Gain Distributions Per Share Last
  12 Months                                             -               -
--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
             3/31/00 to 9/30/00                30-DAY SEC YIELD
                   3.92%(+)                          5.52%
--------------------------------------------------------------------------------
  * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
(+) TOTAL  RETURNS FOR  PERIODS  OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.


                 AVERAGE ANNUAL COMPOUNDED RETURNS WITH
      REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                   TOTAL RETURN   EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
        10 Years       6.82%        =            7.42%         +       -0.60%
--------------------------------------------------------------------------------
        5 Years        5.41%        =            5.86%         +       -0.45%
--------------------------------------------------------------------------------
        1 Year         4.60%        =            5.98%         +       -1.38%
--------------------------------------------------------------------------------



              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the 10-year period ending September 30, 2000.

TOTAL RETURN
---------------------
09/30/91       13.01%
09/30/92       10.99%
09/30/93       12.77%
09/30/94       -4.32%
09/30/95        9.83%
09/30/96        6.91%
09/30/97       10.02%
09/30/98        9.32%
09/30/99       -3.23%
09/30/00        4.60%

DIVIDEND RETURN
---------------------
09/30/91        7.70%
09/30/92        7.04%
09/30/93        6.69%
09/30/94        5.16%
09/30/95        6.70%
09/30/96        6.15%
09/30/97        6.17%
09/30/98        5.83%
09/30/99        5.19%
09/30/00        5.98%

CHANGE IN SHARE PRICE
---------------------
09/30/91        5.31%
09/30/92        3.95%
09/30/93        6.08%
09/30/94       -9.48%
09/30/95        3.13%
09/30/96        0.76%
09/30/97        3.85%
09/30/98        3.49%
09/30/99       -8.42%
09/30/00       -1.38%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.





                      12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Long-Term Fund to the 12-Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 9/30/91 to 9/30/00.

                   USAA LONG-TERM                  LIPPER GENERAL MUNICIPAL
                       FUND                           DEBT FUNDS AVERAGE
                   --------------                  ------------------------
09/30/91              6.93%                                  6.51%
09/30/92              6.46%                                  6.08%
09/30/93              5.89%                                  5.35%
09/30/94              6.11%                                  5.54%
09/30/95              6.13%                                  5.25%
09/30/96              5.95%                                  5.05%
09/30/97              5.67%                                  4.80%
09/30/98              5.40%                                  4.47%
09/30/99              5.82%                                  4.68%
09/30/00              5.84%                                  4.73%

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/91 TO 9/30/00.



                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

USAA LONG-TERM FUND
YEAR                  AMOUNT
--------              ------
09/30/90              $10,000
03/31/91               10,634
09/30/91               11,301
03/31/92               11,738
09/30/92               12,543
03/31/93               13,201
09/30/93               14,145
03/31/94               13,513
09/30/94               13,533
03/31/95               14,197
09/30/95               14,864
03/31/96               15,315
09/30/96               15,892
03/31/97               16,312
09/30/97               17,484
03/31/98               18,275
09/30/98               19,115
03/31/99               19,185
09/30/99               18,498
03/31/00               18,618
09/30/00               19,348

LEHMAN BROTHERS MUNICIPAL BOND INDEX
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,667
09/30/91               11,319
03/31/92               11,733
09/30/92               12,502
03/31/93               13,202
09/30/93               14,095
03/31/94               13,508
09/30/94               13,751
03/31/95               14,512
09/30/95               15,289
03/31/96               15,728
09/30/96               16,212
03/31/97               16,585
09/30/97               17,674
03/31/98               18,362
09/30/98               19,214
03/31/99               19,501
09/30/99               19,080
03/31/00               19,485
09/30/00               20,258

LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,645
09/30/91               11,313
03/31/92               11,721
09/30/92               12,497
03/31/93               13,241
09/30/93               14,159
03/31/94               13,509
09/30/94               13,648
03/31/95               14,376
09/30/95               15,011
03/31/96               15,444
09/30/96               15,906
03/31/97               16,234
09/30/97               17,321
03/31/98               17,992
09/30/98               18,789
03/31/99               18,907
09/30/99               18,237
03/31/00               18,477
09/30/00               19,132

DATA FROM 9/30/90 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.









MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER: ROBERT R. PARISEAU, CFA, APPEARS HERE.]


MUNICIPAL BOND MARKET REVIEW

Yields on 20-year AAA-rated municipal bonds have declined 0.10% during the first six months of the Fund's fiscal year, from March 31, 2000, to September 30, 2000. Bond-market investors seem to believe that the Federal Reserve Board, with a series of six increases in short-term interest rates, has successfully slowed the U.S. economy to a more sustainable, noninflationary rate of growth. Despite recent increases in energy costs, inflation remains under control. Economists give most of the credit to improved productivity as technological innovation allows industry to use raw materials and labor more efficiently.

FUND PERFORMANCE

While past performance is no guarantee of future results, from March 31, 2000, to September 30, 2000, your USAA Long-Term Fund paid an annualized dividend distribution yield of 5.77%. During this period of declining interest rates, the Fund's share price increased by $0.12, or 0.94%, to $12.87.

                               *  *  *  *

Your Fund's performance received an Overall Star Rating of 4 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA LONG-TERM FUND RECEIVED 4, 5, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720, 1,472, AND 424 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.


STRATEGY

I focus primarily on generating maximum tax-exempt income with the goal of producing the best AFTER-TAX total return over an investment horizon of four or more years. My rationale for this strategy is:

  -I believe that a large number of our investors own the Fund for the tax-free income and invest for the long term.

  -Although past performance is no guarantee of future results, the strategy has worked in different kinds of markets over the years. Long-term performance, measured by total return and distribution yield, has been well above the peer group average.

The Fund remains fully invested in long-term, investment-grade municipal bonds. Municipal bonds that mature in 15 years or more almost always yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more volatile in price than shorter-maturity bonds. That's why we encourage only those investors with an investment horizon of four or more years to buy the USAA Long-Term Fund.

Like any buyer, I seek value. We define "value" at USAA as a combination of:

  -STRUCTURE (coupon, maturity, call features, sinking funds, etc.)
  -LIQUIDITY (ability to quickly sell the bond without  substantially  affecting the price)
  -CREDIT QUALITY  (strength and stability of the issuer)
  -YIELD (The bond may otherwise be a great fit, but if the yield is too low, it's overpriced.)

NO AMT BONDS

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the federal alternative minimum tax
(AMT) for individuals. Consequently, since inception, no USAA tax-exempt fund has ever distributed income that was subject to the AMT for individuals. Looking ahead, we have no intention to purchase municipal bonds that are subject to the AMT for individuals in any of the USAA tax-exempt funds. Of course, we would certainly advise our shareholders if a change were to occur in the federal tax code that would compel us to reconsider our position.

MARKET OUTLOOK

The municipal bond market has rallied considerably from its lows over the past year. Recently, steeply higher energy prices have taken their toll on bond-market sentiment. However, the energy crisis of the 1970s and early 1980s taught valuable lessons. Many U.S. industries have steadily improved their energy efficiency despite years of low-priced oil. At least so far, brutal price competition has meant that many businesses have a hard time passing on the higher energy costs to their customers. An obviously slowing U.S. economy should also do its part in keeping a lid on inflationary pressures.

In summary, the current consensus in the bond market is that interest rates have probably peaked for this economic cycle. And, if energy prices settle down and the economy continues to slow, interest rates may even decline a little more.


TOTAL  RETURN   EQUALS  INCOME  RETURN  PLUS  SHARE  PRICE  CHANGE  AND  ASSUMES
REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.


TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Long-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TO MATCH THE USAA LONG-TERM FUND'S CLOSING 30-DAY SEC YIELD OF 5.52% AND:

  Assuming a marginal federal tax rate of:     28%       31%       36%     39.6%

  A FULLY TAXABLE INVESTMENT MUST PAY:       7.67%     8.00%     8.63%     9.14%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.





                            PORTFOLIO RATINGS MIX
                                   9/30/00

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2000 of the USAA Long-Term Fund to be:

AAA - 31%; AA - 21%; A - 25%; BBB - 19%; BB - 1%; and B - 2%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA AND BBB ACCOUNT FOR 2.4% AND 1.0%, RESPECTIVELY, OF THE FUNDS INVESTMENTS, AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORY ABOVE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 24-31.










INVESTMENT REVIEW


USAA INTERMEDIATE-TERM FUND

OBJECTIVE:  Interest  income that is exempt from  federal  income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of between three and 10 years.

--------------------------------------------------------------------------------
                                                 3/31/00           9/30/00
--------------------------------------------------------------------------------
Net Assets                                   $2,123.3 Million   $2,168.1 Million
Net Asset Value Per Share                         $12.58             $12.68
Tax-Exempt Dividends Per Share Last 12 Months     $0.690             $0.689
Capital Gain Distributions Per Share Last
  12 Months                                          -                  -
--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
             3/31/00 to 9/30/00                30-DAY SEC YIELD
                  3.58%(+)                           4.96%
--------------------------------------------------------------------------------
  * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
(+) TOTAL RETURNS FOR  PERIODS  OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.



                    AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                   TOTAL RETURN  EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
        10 Years       6.72%        =          5.86%          +        0.86%
--------------------------------------------------------------------------------
        5 Years        5.32%        =          5.56%          +       -0.24%
--------------------------------------------------------------------------------
        1 Year         5.14%        =          5.61%          +       -0.47%
--------------------------------------------------------------------------------



              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10-year period ended September 30, 2000.

TOTAL RETURN
---------------------
09/30/91       11.08%
09/30/92        9.73%
09/30/93       11.87%
09/30/94       -1.17%
09/30/95        9.76%
09/30/96        5.43%
09/30/97        9.07%
09/30/98        8.55%
09/30/99       -1.24%
09/30/00        5.14%

DIVIDEND RETURN
---------------------
09/30/91        7.26%
09/30/92        6.54%
09/30/93        6.01%
09/30/94        5.16%
09/30/95        6.04%
09/30/96        5.74%
09/30/97        5.86%
09/30/98        5.60%
09/30/99        5.01%
09/30/00        5.61%

CHANGE IN SHARE PRICE
---------------------
09/30/91        3.82%
09/30/92        3.19%
09/30/93        5.86%
09/30/94       -6.33%
09/30/95        3.72%
09/30/96       -0.31%
09/30/97        3.21%
09/30/98        2.95%
09/30/99       -6.25%
09/30/00       -0.47%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                      12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Intermediate-Term Fund to the 12-Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 9/30/91 to 9/30/00.

           USAA INTERMEDIATE-TERM         LIPPER INTERMEDIATE MUNICIPAL
                   FUND                        DEBT FUNDS AVERAGE
           ----------------------         -----------------------------
09/30/91           6.67%                              6.07%
09/30/92           6.07%                              5.55%
09/30/93           5.38%                              4.76%
09/30/94           5.56%                              4.85%
09/30/95           5.50%                              4.71%
09/30/96           5.63%                              4.58%
09/30/97           5.44%                              4.44%
09/30/98           5.22%                              4.37%
09/30/99           5.43%                              4.31%
09/30/00           5.45%                              4.43%

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/91 TO 9/30/00.




                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Intermediate-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data points from the graph are as follows:

USAA INTERMEDIATE-TERM FUND
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,535
09/30/91               11,108
03/31/92               11,508
09/30/92               12,188
03/31/93               12,807
09/30/93               13,634
03/31/94               13,200
09/30/94               13,475
03/31/95               14,014
09/30/95               14,790
03/31/96               15,130
09/30/96               15,593
03/31/97               16,008
09/30/97               17,007
03/31/98               17,703
09/30/98               18,460
03/31/99               18,662
09/30/99               18,231
03/31/00               18,505
09/30/00               19,168

LEHMAN BROTHERS MUNICIPAL BOND INDEX
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,667
09/30/91               11,319
03/31/92               11,733
09/30/92               12,502
03/31/93               13,202
09/30/93               14,095
03/31/94               13,508
09/30/94               13,751
03/31/95               14,512
09/30/95               15,289
03/31/96               15,728
09/30/96               16,212
03/31/97               16,585
09/30/97               17,674
03/31/98               18,362
09/30/98               19,214
03/31/99               19,501
09/30/99               19,080
03/31/00               19,485
09/30/00               20,258

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,546
09/30/91               11,080
03/31/92               11,434
09/30/92               12,105
03/31/93               12,685
09/30/93               13,403
03/31/94               13,025
09/30/94               13,238
03/31/95               13,759
09/30/95               14,403
03/31/96               14,724
09/30/96               15,053
03/31/97               15,391
09/30/97               16,216
03/31/98               16,724
09/30/98               17,430
03/31/99               17,608
09/30/99               17,314
03/31/00               17,577
09/30/00               18,167

DATA FROM 9/30/90 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.








MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER:  CLIFFORD A. GLADSON, CFA, APPEARS HERE]


CREDIT MARKET REVIEW

During the first six months of the USAA Intermediate-Term Fund's fiscal year, from March 31, 2000, to September 30, 2000, yields on 10-year AA-rated municipal bonds declined 0.21%. The credit market seems to believe that the Federal Reserve's (the Fed) six short-term interest rate hikes have slowed the growth in the domestic economy to a level that will keep price inflation in check.

FUND PERFORMANCE

While past performance is no guarantee of future results, from March 31, 2000, to September 30, 2000, your Fund paid an annualized dividend distribution yield of 5.41%. During this period of declining yields, the Fund's share price increased $0.10 to $12.68.

                                   *  *  *  *  *

Your Fund's performance continues to earn an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA INTERMEDIATE-TERM FUND RECEIVED 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720, 1,472, AND 424 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.


SMOKE AND MIRRORS

While we use the credit ratings of three nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's, and Fitch
IBCA) as guidelines, actual purchase decisions are based on our independent credit analysis. There are a number of bonds rated A or better, some with ratings as high as AAA, that we will NOT purchase. We believe that credit analysis must go beyond the numbers. For example, I am often asked why the Fund does not own bonds backed by tobacco settlement payments (tobacco bonds).
Avoidance of this class of bonds is not a reflection of personal moral principles, but is based on a fiduciary responsibility to our shareholders.

In the interest of full disclosure, with a family history of emphysema, I do not smoke and have used all my persuasive powers to discourage my children from smoking. While I think that smoking may pose a long-term health risk, I consider smoking to be a matter of personal choice.

From a credit perspective, taxes on tobacco have been structured to provide a predictable revenue stream that can support an investment-grade rating. The fluctuations and trends in tobacco use can be modeled and analyzed. We can then judge if we are taking a wise risk if we depend on this type of revenue stream to pay back the bonds.

Tobacco bonds are not secured by taxes. The anticipated revenue stream for tobacco bonds is predicated on an out-of-court agreement between tobacco companies and the participating state governments. The revenue stream for the tobacco settlement may be subject to additional legal claims from federal government and class action lawsuits. The potential size of these actions could be staggering and the new legal claims may be granted a superior lien to tobacco company revenues. The tobacco settlement is not immune to bankruptcy risk. If the tobacco companies filed for bankruptcy protection, a judge could modify settlement terms or reduce payments. In addition, the Internal Revenue Service is auditing the structure of tobacco bonds to determine the tax-exempt status of the coupon payments. In short, issuers of tobacco bonds are transferring a significant amount of event risk to the bondholder.

It is my opinion that tobacco bonds possess a level of event risk that is not acceptable for an investment-grade security. While USAA tax-exempt funds are managed with an income orientation, we embrace the old adage that there is NO return on principal without return OF principal. For a discussion of how we manage tax-exempt funds with an income orientation, please see my message in the USAA Short-Term Fund section on page 16 in this report.

CURRENT MARKET CONDITIONS

Even though it appears that the credit markets seem to believe the threat of higher inflation has eased, I remain vigilant for commodity-induced inflation from the recent price increases in oil and natural gas. Once energy prices stabilize, I will view any increase in interest rates as an opportunity to improve the tax-exempt distribution yield of your Fund.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Intermediate-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TO MATCH THE USAA INTERMEDIATE-TERM FUND'S CLOSING 30-DAY SEC YIELD OF 4.96%
AND:

Assuming a marginal federal tax rate of:         28%     31%     36%   39.6%

A FULLY TAXABLE INVESTMENT MUST PAY:           6.88%   7.18%   7.74%   8.21%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.



                              PORTFOLIO RATINGS MIX
                                     9/30/00

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2000 of the USAA Intermediate-Term Fund to be:

AAA - 35%; AA - 18%; A - 25%; BBB - 21%; and B - 1%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA, A, BBB, AND BB ACCOUNT FOR 1.7%, 0.5%, 2.1%, AND 0.05% RESPECTIVELY, OF THE FUNDS INVESTMENTS, AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORY ABOVE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 32-47.








INVESTMENT REVIEW


USAA SHORT-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                                     3/31/00         9/30/00
--------------------------------------------------------------------------------
Net Assets                                        $967.6 Million  $990.6 Million
Net Asset Value Per Share                             $10.46          $10.52
Tax-Exempt Dividends Per Share Last 12 Months         $0.473          $0.483
Capital Gain Distributions Per Share Last 12 Months      -               -
--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
             3/31/00 to 9/30/00                30-DAY SEC YIELD
                   2.95%(+)                          4.60%
--------------------------------------------------------------------------------
  * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
(+) TOTAL  RETURNS  FOR  PERIODS  OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
    SIX-MONTH RETURN IS CUMULATIVE.



                   AVERAGE ANNUAL COMPOUNDED RETURNS WITH
         REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                   TOTAL RETURN  EQUALS   DIVIDEND RETURN  PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
        10 Years       5.09%        =          4.89%         +        0.20%
--------------------------------------------------------------------------------
        5 Years        4.52%        =          4.67%         +       -0.15%
--------------------------------------------------------------------------------
        1 Year         4.51%        =          4.70%         +       -0.19%
--------------------------------------------------------------------------------




              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ending September 30, 2000.

TOTAL RETURN
---------------------
09/30/91        7.60%
09/30/92        6.71%
09/30/93        5.95%
09/30/94        1.70%
09/30/95        6.41%
09/30/96        4.51%
09/30/97        5.95%
09/30/98        5.62%
09/30/99        2.06%
09/30/00        4.51%

DIVIDEND RETURN
---------------------
09/30/91        6.44%
09/30/92        5.37%
09/30/93        4.63%
09/30/94        4.22%
09/30/95        4.88%
09/30/96        4.79%
09/30/97        4.72%
09/30/98        4.69%
09/30/99        4.47%
09/30/00        4.70%

CHANGE IN SHARE PRICE
---------------------
09/30/91        1.16%
09/30/92        1.34%
09/30/93        1.32%
09/30/94       -2.52%
09/30/95        1.53%
09/30/96       -0.28%
09/30/97        1.23%
09/30/98        0.93%
09/30/99       -2.41%
09/30/00       -0.19%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                       12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Short-Term Fund to the 12-Month Dividend Yield of the Lipper Short-Term Municipal Debt Funds Average from 9/30/91 to 9/30/00.

               USAA SHORT-TERM              LIPPER SHORT-TERM MUNICIPAL
                    FUND                         DEBT FUNDS AVERAGE
               ---------------              ---------------------------
9/30/91             6.14%                              5.80%
9/30/92             5.15%                              4.92%
9/30/93             4.44%                              4.02%
9/30/94             4.30%                              3.82%
9/30/95             4.65%                              4.17%
9/30/96             4.71%                              4.14%
9/30/97             4.54%                              4.10%
9/30/98             4.52%                              3.96%
9/30/99             4.55%                              3.78%
9/30/00             4.61%                              4.03%

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/91 TO 9/30/00.




                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

USAA SHORT-TERM FUND
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,370
09/30/91               10,760
03/31/92               11,106
09/30/92               11,482
03/31/93               11,814
09/30/93               12,165
03/31/94               12,152
09/30/94               12,372
03/31/95               12,700
09/30/95               13,165
03/31/96               13,441
09/30/96               13,758
03/31/97               14,072
09/30/97               14,577
03/31/98               14,965
09/30/98               15,397
03/31/99               15,632
09/30/99               15,714
03/31/00               15,952
09/30/00               16,423

LEHMAN BROTHERS MUNICIPAL BOND INDEX
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,667
09/30/91               11,319
03/31/92               11,733
09/30/92               12,502
03/31/93               13,202
09/30/93               14,095
03/31/94               13,508
09/30/94               13,751
03/31/95               14,512
09/30/95               15,289
03/31/96               15,728
09/30/96               16,212
03/31/97               16,585
09/30/97               17,674
03/31/98               18,362
09/30/98               19,214
03/31/99               19,501
09/30/99               19,080
03/31/00               19,485
09/30/00               20,258

LIPPER SHORT-TERM MUNICIPAL DEBT FUNDS AVERAGE
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,374
09/30/91               10,726
03/31/92               11,045
09/30/92               11,421
03/31/93               11,718
09/30/93               11,984
03/31/94               12,051
09/30/94               12,227
03/31/95               12,490
09/30/95               12,867
03/31/96               13,146
09/30/96               13,407
03/31/97               13,657
09/30/97               14,041
03/31/98               14,359
09/30/98               14,718
03/31/99               14,963
09/30/99               15,091
03/31/00               15,304
09/30/00               15,695

DATA FROM 9/30/90 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER SHORT-TERM MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.








MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER: CLIFFORD A. GLADSON, CFA, APPEARS HERE.]


CREDIT MARKET REVIEW

Since our annual report on March 31, 2000, the current cycle of increasing short-term interest rates appears to have reached a plateau. After a year of raising short-term interest rates a total of 2%, the Federal Reserve (the Fed) seems to believe that the growth in the domestic economy is slowing to a level that will not reignite price inflation. By September 30, 2000, the end of the first half of the USAA Short-Term Fund's fiscal year, yields on five-year AA-rated municipal bonds fell 0.35%.

FUND PERFORMANCE

While past performance is no guarantee of future results, from March 31, 2000, to September 30, 2000, your Fund paid an annualized dividend distribution yield of 4.65%. Despite the rather volatile short-term interest rate environment during the first six months of the fiscal year, the Fund's share price increased $0.06 to $10.52.

                                 *  *  *  *  *

Your Fund's performance continues to earn an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.

SHOW ME THE (TAX-EXEMPT) MONEY

The primary objective of each USAA tax-exempt bond fund is to distribute a high level of tax-exempt dividends. This leads us to manage these funds with an income orientation that reflects the mathematical nature of bonds, the Federal Income Tax Code, and the behavior of the fixed-income market. For a discussion on our approach to credit analysis, please see my message in the USAA Intermediate-Term Fund section on page 11 in this report.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

Common sense dictates that a taxpayer values tax-exempt income over taxable capital gain distributions. The table on page 14 shows the sources of total return for the USAA Short-Term Fund over the last one, five, and 10 years. Notice that the tax-exempt distribution return is the dominant component of long-term total return. The graphs below the table further illustrate how the Fund's distribution returns and yearly price appreciation combine to produce annual total returns.

Two market factors shape our income-oriented portfolio strategy. First, to our knowledge, no one has been able to consistently predict the movement in interest rates. This makes market timing a losing proposition. Consequently, USAA tax-exempt funds tend to remain fully invested and do not try to time the market. When we do trade bonds, it is to take advantage of interest-rate movements that can increase a fund's dividend distribution yield. We carefully manage trading activity to minimize taxable capital gain distributions. The second market factor that influences portfolio strategy is that yields for municipal bonds tend to increase as bond maturity lengthens. This means that the Fund's weighted average maturity will usually be near its upper limit to earn a high level of income.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA SHORT-TERM FUND RECEIVED 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720, 1,472, AND 424 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.


CURRENT MARKET CONDITIONS

The credit market expects that the Fed will maintain the current level of short-term interest rates so long as there is moderate growth in the domestic economy. My view on short-term interest rates is focused on the recent rise in the cost of energy and its possible inflationary impact on consumer prices.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Short-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
  TO MATCH THE USAA SHORT-TERM FUND'S CLOSING 30-DAY SEC YIELD OF 4.60% AND:

  Assuming a marginal federal tax rate of:   28%       31%       36%    39.6%

  A FULLY TAXABLE INVESTMENT MUST PAY:     6.38%     6.66%     7.18%    7.61%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.



                              PORTFOLIO RATINGS MIX
                                     9/30/00

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2000 of the USAA Short-Term Fund to be:

AAA - 23%; AA - 26%; A - 22%; and BBB - 29%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA, A, AND BBB ACCOUNT FOR 1.8%, 1.6%, AND 1.4%, RESPECTIVELY, OF THE FUNDS INVESTMENTS, AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORY ABOVE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 48-58.









INVESTMENT REVIEW


USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                                3/31/00            9/30/00
--------------------------------------------------------------------------------
  Net Assets                               $1,863.2 Million   $1,872.7 Million
  Net Asset Value Per Share                      $1.00               $1.00
--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/00
--------------------------------------------------------------------------------
   3/31/00 to 9/30/00    1 YEAR       5 YEARS      10 YEARS      7-DAY YIELD
         2.00%(+)         3.73%        3.43%         3.44%          4.39%
--------------------------------------------------------------------------------
(+) TOTAL  RETURNS  FOR  PERIODS  OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
    SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.




                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Tax Exempt Money Market Fund and the iMoneyNet, Inc. (formerly IBC Financial Data) SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                       USAA TAX EXEMPT
                      MONEY MARKET FUND                    IMONEYNET, INC.
                      -----------------                    ---------------
09/27/99                     3.44%                              3.01%
10/25/99                     3.15%                              2.80%
11/29/99                     3.52%                              3.15%
12/27/99                     4.03%                              3.57%
01/31/00                     3.04%                              2.80%
02/28/00                     3.55%                              3.19%
03/27/00                     3.45%                              3.14%
04/24/00                     3.92%                              3.61%
05/22/00                     4.14%                              3.75%
06/26/00                     4.20%                              3.86%
07/31/00                     3.96%                              3.61%
08/28/00                     3.92%                              3.57%
09/25/00                     4.06%                              3.77%

DATA REPRESENT THE LAST MONDAY OF EACH MONTH.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.










MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER: TONY ERA APPEARS HERE]


MARKET OVERVIEW

Although productivity gains may partially offset inflationary tendencies in the economy, the Federal Reserve (the Fed) remains vigilant in monitoring demand imbalances that would lead to higher prices. Most recently, the high price of oil has presented a threat to the economy that, if not addressed, may lead to sustained increases in manufacturing and transportation costs and, ultimately, higher consumer prices. The result could be a slowdown in the economy that exceeds the Fed's target. Market sentiment toward Fed policy currently runs from neutral to expectations for lowering rates. Since its last increase in May, the Fed has held the federal funds rate steady at 6.50% while continuing to maintain a bias toward inflation. The next meeting is scheduled for November 15, 2000. Since our last report, investor sentiment in the tax-exempt market remains bearish. The yield on one-year AAA-rated general obligation notes has risen from 4.22% on March 31, 2000, to 4.34% on September 30, 2000.

STRATEGY

Since our annual report in March, we have continued to maintain a sizable percentage of the USAA Tax Exempt Money Market Fund's assets in variable-rate demand notes (VRDNs). These securities, in our view, offer the best value in the short-term tax-exempt market. In a near-term environment of stable to moderately higher interest rates, we do not intend to deviate from this strategy. As you may recall from previous reports, VRDNs have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. Another attractive feature of these securities is that their interest rate is generally reset weekly. In the current environment, these securities continue to compare favorably to fixed-rate instruments.

THE PORTFOLIO

On September 30, 2000, VRDNs represented more than 70% of the USAA Tax Exempt Money Market Fund's assets. In addition to purchasing VRDNs, the portfolio continues to invest moderately in tax-exempt commercial paper and short-term tax-exempt notes. Although these securities are bought at a fixed rate, they do provide a cushion whenever yields on VRDNs drop too low. You will also notice the Fund's weighted average maturity was shortened by nine days, from 45 days on March 31, 2000, to 36 days on September 30, 2000.





                        CUMULATIVE PERFORMANCE OF $10,000

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Tax Exempt Money Market Fund. The data is from 9/30/90 to 9/30/00. The data points from the graph are as follows:

USAA TAX EXEMPT MONEY MARKET FUND
YEAR                  AMOUNT
--------              -------
09/30/90              $10,000
03/31/91               10,289
09/30/91               10,528
03/31/92               10,730
09/30/92               10,898
03/31/93               11,041
09/30/93               11,172
03/31/94               11,296
09/30/94               11,440
03/31/95               11,633
09/30/95               11,849
03/31/96               12,058
09/30/96               12,257
03/31/97               12,455
09/30/97               12,673
03/31/98               12,889
09/30/98               13,111
03/31/99               13,309
09/30/99               13,517
03/31/00               13,746
09/30/00               14,022

DATA FROM 9/30/90 THROUGH 9/30/00.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 59-69.









CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)


FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, corporation, or a collateral trust.

The USAA Tax Exempt  Money  Market  Fund's  investments  consist  of  securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the USAA Tax Exempt Money Market Fund through rigorous internal credit research.

(ETM)  Escrowed to final maturity.
(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank liquidity agreement.
(NBGA) Enhanced by a nonbank guarantee agreement.
(INS)  Scheduled principal and interest payments are insured by:
       (1)  MBIA, Inc.                        (6)  ACA Financial Guaranty Corp.
       (2)  AMBAC Financial Group, Inc.       (7)  College Construction Loan
       (3)  Financial Guaranty Insurance Co.        Insurance Association
       (4)  Financial Security/Assurance      (8)  Capital Reinsurance Co.
             Holdings Ltd.                    (9)  AXA Reinsurance Group
       (5)  Asset Guaranty Insurance Co.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN      Bond Anticipation Note           ISD     Independent School District
COP      Certificate of Participation     MERLOT  Municipal Exempt Receipts-
CP       Commercial Paper                          Liquidity Optional Tender
GO       General Obligation               MFH     Multifamily Housing
IDA      Industrial Development           PCRB    Pollution Control Revenue Bond
          Authority/Agency                RAN     Revenue Anticipation Note
IDB      Industrial Development Board     RB      Revenue Bond
IDC      Industrial Development Corp.     RN      Revenue Note
IDRB     Industrial Development           SFH     Single-Family Housing
          Revenue Bond                    TAN     Tax Anticipation Note









USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)


 PRINCIPAL                                       COUPON     FINAL      MARKET
  AMOUNT               SECURITY                   RATE    MATURITY      VALUE
--------------------------------------------------------------------------------

                       FIXED-RATE INSTRUMENTS (97.5%)

            ALABAMA (2.3%)
 $  3,750   Baldwin County Health Care RB,
              Series 1996                         6.75%   4/01/2021   $    3,499
    8,000   Courtland IDRB, Series 1994           5.90    2/01/2017        7,691
   10,250   Prattville IDB RB, Series 1998        5.30    9/01/2028        8,898
   15,000   Public School and College RB,
              Series 1999A (INS)(2)               5.50    9/01/2029       14,587
   10,000   University Alabama at Birmingham
              Hospital RB, Series 2000A (INS)(1)  5.88    9/01/2031       10,066

            ALASKA (1.1%)
   21,175   Valdez Marine Terminal RB, Series
              1985A                               7.00   12/01/2025       22,093

            CALIFORNIA (0.5%)
   10,000   State GO, Series 2000                 5.25    9/01/2026        9,663

            COLORADO (2.2%)
    9,000   Denver City and County COP,
              Series 2000B (INS)(2)               5.50   12/01/2025        8,789
    9,500   Denver Health and Hospital Auth. RB,
              Series 1998A                        5.38   12/01/2028        7,514
   13,700   Health Facilities Auth. Hospital RB,
              Series 1993                         6.63    2/01/2013       13,466
   11,480   Summit County Sports Facilities RB,
              Series 1990                         7.88    9/01/2008       13,137

            CONNECTICUT (2.7%)
   56,950   Mashantucket (Western) Pequot Tribe
              RB, Series 1997B(d)                 5.75    9/01/2027       52,518

            DISTRICT OF COLUMBIA (4.1%)
   25,200   Convention Center Auth. RB,
              Series 1998 (INS)(2)                4.75   10/01/2028       21,089
   52,900   District of Columbia GO,
              Series 1999A (INS)(1)               5.50    6/01/2029       51,156
    8,000   Hospital RB, Series 1992B (PRE)       7.00    8/15/2015        8,519

            FLORIDA (1.2%)
            Board of Education Public Education
              GO,
   15,665     Series 1998E (NBGA)                 5.63    6/01/2025       15,676
    7,000     Series 1998E (NBGA)                 5.63    6/01/2029        6,989
    1,000   Sunrise Utility Systems RB, Series
             1998A (INS)(2)                       5.20   10/01/2022          950

            GEORGIA (2.4%)
   12,000   Fayette County Public Facilities
              Auth. RB, Series 2000               5.88    6/01/2028       12,194
    8,000   Henry County Water and Sewage Auth.
              RB, Series 2000 (INS)(3)            5.63    2/01/2030        7,954
            Private Colleges and University Auth.
              RB,
    5,000     Series 1999A                        5.50   11/01/2025        4,923
   10,750     Series 1999A                        5.50   11/01/2031       10,510
   10,000   Savannah Economic Development Auth.
              PCRB, Series 1995                   6.15    3/01/2017       10,324

            HAWAII (0.4%)
    7,330   State Highway RB, Series 1998         5.50    7/01/2018        7,342
            IDAHO (1.1%)
   23,400   Nez Perce County PCRB, Series 1996    6.00   10/01/2024       22,370

            ILLINOIS (8.0%)
   13,725   Chicago-O'Hare International Airport
              RB, Series 1994                     8.20   12/01/2024       15,323
            Health Facilities Auth. RB,
   17,775     Series 1992                         7.00    1/01/2015       13,338
    7,000     Series 1998                         5.25    9/01/2024        5,737
    5,030     Series 2000                         6.85   11/15/2029        5,152
   17,600   Quincy Hospital RB, Series 1993       6.00   11/15/2018       17,228
            Regional Transportation Auth. GO,
   10,980     Series 1994C (PRE)(INS)(3)          7.10    6/01/2025       12,092
   23,980     Series 1999 (INS)(4)                5.75    6/01/2020       24,737
   37,550   Regional Transportation Auth. RB,
              Series 2000A (INS)(1)               6.50    7/01/2030       42,623
   23,000   State GO, Series 1999 (INS)(3)        5.00    3/01/2024       20,753

            INDIANA (5.1%)
            Bond Bank State Revolving Fund RB,
   10,440     Series 2000A                        5.50    8/01/2021       10,255
   11,015     Series 2000A                        5.50    8/01/2022       10,788
            Development Finance Auth. Environ-
              mental RB,
   10,945     Series 1996                         6.15    7/15/2022       10,697
    7,930     Series 1996                         6.25    7/15/2030        7,782
  100,675   Health Facility Financing Auth. RB,
              Series 1992C(a)                     7.89    7/01/2023       16,900
   41,750   Indianapolis Airport Facility RB,
              Series 1994                         6.80    4/01/2017       43,131

            KANSAS (0.4%)
   43,245   Sedgwick County Mortgage Loan RB,
              Senior Series 1991A(a)              7.12   12/01/2022        8,671

            LOUISIANA (1.9%)
   25,730   Lake Charles Harbor and Terminal
              District RB, Series 1995A           7.75    8/15/2022       27,569
   11,015   St. Tammany Parish Hospital Service
              District Number 1 RB, Series 1998
             (INS)(6)                             5.00    7/01/2022        9,290

            MAINE (1.4%)
   27,750   State Turnpike Auth. RB, Series 2000
             (INS)(3)                             5.75    7/01/2028       27,853

            MASSACHUSETTS (3.4%)
   14,875   Development Finance Agency RB,
              Series 1999P                        5.45    5/15/2059       13,591
    5,000   Health and Education Facilities Auth.
              RB, Series 2000A (INS)(3)           5.88   10/01/2029        5,081
   13,000   Massachusetts Bay Transportation
              Auth.
              Assessment Bonds, Series 2000A      5.25    7/01/2030       12,156
   36,000   Water Resources Auth. RB,
              Series 2000A (INS)(3)               5.75    8/01/2030       36,197

            MICHIGAN (5.2%)
    9,900   Battle Creek Downtown Development
              Auth. Development Bonds, Series
              1994 (PRE)                          7.60    5/01/2016       11,031
   13,005   Dickinson County Economic Development
              Corp. PCRB, Series 1993             5.85   10/01/2018       12,611
            Hospital Finance Auth. RB,
   15,500     Series 1995A (PRE)                  7.50   10/01/2027       17,471
   43,000     Series 1999A                        6.13   11/15/2026       43,254
    6,500   Job Development Auth. RB,
              Series 1990A (NBGA)                 8.00   12/01/2013        6,657
   10,000   Municipal Auth. RB, Series 1999       5.50   10/01/2021        9,871

            MINNESOTA (3.1%)
    9,750   International Falls PCRB, Series 1998 5.50    4/01/2023        8,380
   48,030   St. Paul Housing and Redevelopment
              Auth. Hospital RB, Series 1993A     6.63   11/01/2017       42,032
   14,775   Washington County Housing and
              Redevelopment Auth. RB, Series 1998 5.50   11/15/2027       10,587

            MISSISSIPPI (1.6%)
            Lafayette County Hospital RB,
    2,940     Series 1991A (PRE)                  7.95    3/01/2016        3,038
   15,175     Series 1991B (PRE)                  7.95    3/01/2016       15,683
            Union County Hospital RB,
    4,450     Series 1991A (PRE)                  7.95    3/01/2016        4,599
    8,350     Series 1991B (PRE)                  7.95    3/01/2016        8,630

            MISSOURI (0.2%)
    5,000   Health and Educational Facilities RB,
              Series 1996A                        6.38    2/01/2027        4,741

            MONTANA (0.4%)
    8,910   Lewis and Clark County Environmental
              RB, Series 1998                     5.60    1/01/2027        7,046

            NEBRASKA (1.2%)
            Platte County Hospital Auth. Number 1
              Hospital RB,
    4,500     Series 2000 (INS)(5)                6.10    5/01/2025        4,553
    6,500     Series 2000 (INS)(5)                6.15    5/01/2030        6,600
   14,500   Scotts Bluff County Hospital Auth.
              Number 1 RB, Series 1998            5.25   11/15/2028       12,020

            NEVADA (2.9%)
   19,000   Clark County Economic Development RB,
              Series 1999                         5.50    5/15/2029       17,992
   21,000   Clark County GO, Series 2000 (INS)(1) 5.50    7/01/2025       20,485
   15,650   Humboldt County PCRB, Series 1984     8.30   12/01/2014       17,452

            NEW HAMPSHIRE (0.8%)
   17,500   Higher Educational and Health
              Facilities RB, Series 1998 (INS)(6) 5.30   10/01/2028       15,461

            NEW JERSEY (3.0%)
   15,000   Camden County Improvement Auth. RB,
              Series 1997                         6.00    2/15/2027       10,140
   50,000   Turnpike Auth. RB, Series 2000A       5.50    1/01/2027       49,211

            NEW MEXICO (2.5%)
   16,000   Chaves County Hospital RB (PRE)       7.25   12/01/2022       17,178
   30,100   Lordsburg PCRB                        6.50    4/01/2013       30,889

            NEW YORK (15.1%)
            Dormitory Auth. RB,
   21,500     Series 1996B (Mental Health
              Services)                           6.00    8/15/2016       22,709
    5,010     Series 2000A (INS)(1),(a)           5.95    7/01/2020        2,902
    5,690     Series 2000A (INS)(1),(a)           6.00    7/01/2022        3,291
    3,210     Series 2000A (INS)(1),(a)           6.05    7/01/2024        1,852
    6,310     Series 2000B(e)                     5.38    5/15/2018        6,162
    8,655     Series 2000B(e)                     5.38    5/15/2019        8,378
    9,120     Series 2000B(e)                     5.38    5/15/2020        8,746
   10,910   Dutchess County IDA Civic Facility RB,
              Series 2000                         5.75    8/01/2030       10,718
            Long Island Power Auth. Electric
              Systems RB,
   14,000     Series 2000A (INS)(4),(a)           5.94    6/01/2021        4,289
   11,500     Series 2000A (INS)(4),(a)           5.91    6/01/2023        3,115
   17,000     Series 2000A (INS)(4),(a)           5.93    6/01/2025        4,084
   10,900     Series 2000A (INS)(4),(a)           5.94    6/01/2026        2,465
            New York City GO,
   50,000     Series 1995B (PRE)(f)               7.25    8/15/2019       55,250
   13,065     Series 1997I                        6.25    4/15/2027       13,544
   20,000     Series 1999H                        5.00    3/15/2029       17,494
    7,800     Series 2000A                        6.00    5/15/2020        8,060
   10,700     Series 2000A                        5.50    5/15/2024       10,336
   22,740     Series 2001E                        5.75    5/15/2030       22,433
            New York City Municipal Water
              Finance Auth. RB,
   30,000     Series 1998D(a)                     5.08    6/15/2020        9,674
   11,000     Series 1999A                        5.75    6/15/2030       11,003
    8,000     Series 2000B                        6.00    6/15/2033        8,270
    6,850   New York City Transit Auth. MTA RB,
              Series 2000A (INS)(2)               5.88    1/01/2030        6,955
            New York City Transitional Finance
              Auth. RB,
    4,000     Series 1999C                        5.50    5/01/2025        3,897
   10,000     Series 2000B                        5.75   11/15/2020       10,156
   26,140     Series 2000C                        5.50   11/01/2029       25,310
   14,625   Port Auth. of New York and New
              Jersey RB, Eighty-Fifth Series      5.38    3/01/2028       14,172

            NORTH CAROLINA (0.7%)
   13,485   Housing Finance Agency RB, Series
              1991R                               6.95    9/01/2023       13,896

            OHIO (0.3%)
    7,325   Lorain County Health Care Facilities
              RB, Series 1998A                    5.25    2/01/2021        5,814

            PENNSYLVANIA (2.1%)
            Montgomery County IDA RB,
    7,500     Series 1996A                        5.88   11/15/2022        6,949
   10,000     Series 1996B                        5.75   11/15/2017        9,304
   18,600   Philadelphia Gas Works RB, 14th
              Series                              6.38    7/01/2026       18,723
   31,755   Pittsburgh Water and Sewer Auth. RB,
              Series 1998B (INS)(3),(a)           5.42    9/01/2029        5,777

            PUERTO RICO (3.2%)
   74,600   Highway and Transportation Auth. RB,
              Series 1998A                        4.75    7/01/2038       62,598

            RHODE ISLAND (1.3%)
   25,000   Housing and Mortgage Finance Corp.
              SFH RB, Series 15-A                 6.85   10/01/2024       25,689

            TENNESSEE (0.3%)
    7,000   Springfield Health and Educational
              Facilities Board RB, Series 1998    5.38    8/01/2024        5,315

            TEXAS (7.5%)
    5,000   Austin Higher Education Auth. RB,
              Series 1998                         5.25    8/01/2023        4,288
   19,500   Bell County Health Facilities
              Development Corp. RB, Series 1989
              (ETM)                               6.50    7/01/2019       21,580
   10,420   Edinburg Consolidated ISD GO,
              Series 2000 (NBGA)                  5.50    2/15/2030       10,016
   12,500   Harris County Health Facilities RB,
              Series 1992 (PRE)                   7.13    6/01/2015       13,239
   19,700   Harris County IDC RB, Series 1992     6.95    2/01/2022       20,128
   20,000   Houston Water and Sewer Systems RB,
              Series 1998A, B (INS)(4),(a)        5.83   12/01/2023        5,117
   21,000   Port of Corpus Christi IDC PCRB,
              Series 1997A                        5.45    4/01/2027       17,629
   19,135   Southwest Higher Education Auth. RB,
              Series 1999A                        5.00   10/01/2029       16,531
   20,000   State Veteran's Land Board GO,
              Series 2000(c)                      7.15   11/15/2032       19,861
    6,420   Travis County Health Facilities
              Development Corp. RB, Series
              1999A (INS)(2)                      5.88   11/15/2024        6,449
            Tyler Health Facilities Development
              Corp. Hospital RB,
    4,700     Series 1993A (East Texas Medical
              Center)                             6.75   11/01/2025        3,780
   10,300     Series 1993B (East Texas Medical
              Center)                             6.75   11/01/2025        8,285

            UTAH (0.4%)
    7,150   Nebo School District GO, Series 2000
             (NBGA)                               5.50    7/01/2020        7,119

            VERMONT (0.1%)
    2,500   Educational and Health Buildings RB,
              Series 1998                         5.50    7/01/2021        2,258

            VIRGINIA (2.2%)
   11,340   Commonwealth Transportation Board RB,
              Series 1999A,B                      5.50    5/15/2020       11,279
    9,500   Danville IDA Hospital RB, Series
              1998 (INS)(2)                       5.25   10/01/2028        8,941
   21,950   Peninsula Ports Auth. RB,
              Series 1992 (NBGA)                  7.38    6/01/2020       22,605

            WASHINGTON (4.1%)
    5,000   Housing Finance Commission RB,
              Series 1999 (INS)(5)                6.00    7/01/2029        4,925
   73,500   Seattle Metropolitan Sewer RB,
              Series V(f)                         6.20    1/01/2032       75,940

            WEST VIRGINIA (0.7%)
   12,500   Water Development Auth. RB,
              Series 1991A (INS)(4)               7.00   11/01/2025       13,040

            WISCONSIN (0.4%)
    8,000   Univ. of Wisconsin Hospitals and
              Clinics Auth. RB, Series 2000
              (INS)(4)                            6.20    4/01/2029        8,374
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,915,842)            1,907,187
--------------------------------------------------------------------------------

                     VARIABLE-RATE DEMAND NOTES (0.8%)

            CALIFORNIA (0.4%)
      300   Alameda County IDA RB, Series 1994    5.00    6/01/2004          300
    5,100   Irvine Improvement Bonds,
              Assessment District 87-8 (LOC)      4.75    9/02/2024        5,100
    1,400   Irvine Ranch Water District RB,
              Series 1993 (LOC)                   4.75    4/01/2033        1,400
      100   Ontario Industrial Development
              Auth. RB, Series 1985 (LOC)         5.00    4/01/2015          100

            FLORIDA (0.1%)
    2,135   Dade County IDA PCRB, Series 1995     5.55    4/01/2020        2,135
      700   St. Lucie County PCRB, Series 1993    5.50    1/01/2026          700

            INDIANA (0.1%)
    2,165   Huntington Economic Development RB,
              Series 1998 (LOC)                   5.70   12/01/2025        2,165

            IOWA (0.1%)
    2,000   Higher Education Loan Auth. RB,
              Series 1999B (LOC)                  5.70    6/01/2019        2,000

            VIRGINIA (0.1%)
      300   Petersburg Hospital Auth. RB,
              Series 1997 (LOC)                   5.55    7/01/2017          300
      900   Waynesboro IDA RB, Series 1997 (LOC)  5.55   12/15/2028          900
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $15,100)              15,100
--------------------------------------------------------------------------------
            Total investments (cost: $1,930,942)                      $1,922,287
================================================================================


        PORTFOLIO SUMMARY BY CONCENTRATION
  ---------------------------------------------
  Hospitals                                14.0%
  Special Assessment/Tax/Fee               13.8
  Water/Sewer Utilities-Municipal          10.5
  General Obligations                       9.8
  Escrowed Bonds                            9.6
  Education                                 7.0
  Toll Roads                                3.9
  Paper & Forest Products                   3.6
  Gaming Companies                          2.7
  Nursing/Continuing Care Centers           2.7
  Single-Family Housing                     2.5
  Air Freight                               2.2
  Airport/Port                              1.9
  Metals/Mining                             1.9
  Electric/Gas Utilities-Municipal          1.7
  Natural Gas Utilities                     1.4
  Health Care-Miscellaneous                 1.2
  Oil-International Integrated              1.1
  Electric Utilities                        1.0
  Leasing                                   1.0
  Other                                     4.8
                                           ----
  Total                                    98.3%
                                           ====


     PORTFOLIO SUMMARY BY STATE
  ---------------------------------
  Alabama                      2.3%
  Alaska                       1.1
  California                   0.8
  Colorado                     2.2
  Connecticut                  2.7
  District of Columbia         4.1
  Florida                      1.4
  Georgia                      2.4
  Hawaii                       0.4
  Idaho                        1.1
  Illinois                     8.0
  Indiana                      5.2
  Iowa                         0.1
  Kansas                       0.4
  Louisiana                    1.9
  Maine                        1.4
  Massachusetts                3.4
  Michigan                     5.2
  Minnesota                    3.1
  Mississippi                  1.6
  Missouri                     0.2
  Montana                      0.4
  Nebraska                     1.2
  Nevada                       2.9
  New Hampshire                0.8
  New Jersey                   3.0
  New Mexico                   2.5
  New York                    15.1
  North Carolina               0.7
  Ohio                         0.3
  Pennsylvania                 2.1
  Puerto Rico                  3.2
  Rhode Island                 1.3
  Tennessee                    0.3
  Texas                        7.5
  Utah                         0.4
  Vermont                      0.1
  Virginia                     2.3
  Washington                   4.1
  West Virginia                0.7
  Wisconsin                    0.4
                              ----
  Total                       98.3%
                              ====









USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)


 PRINCIPAL                                       COUPON     FINAL      MARKET
  AMOUNT               SECURITY                   RATE    MATURITY      VALUE
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (91.2%)

            ALABAMA (0.5%)
  $ 2,000   Baldwin County Health Care Auth.
              Hospital RB, Series 1996             6.75%   4/01/2015  $    1,887
    2,500   Montgomery BMC Special Care Facilities
              Financing Auth. RB, Series 1998B
              (INS)(1)                             4.88   11/15/2018       2,213
    5,000   Prattville IDB PCRB, Series 1998       5.15    9/01/2013       4,584
    2,000   Univ. of Alabama at Birmingham
              Hospital RB, Series 2000A (INS)(1)   5.75    9/01/2020       2,010

            ALASKA (0.6%)
            Housing Finance Corp. Mortgage RB,
    5,580     Series 1996A (INS)(1)                6.00   12/01/2015       5,745
    6,670     Series 1997A-1                       5.50   12/01/2017       6,468

            ARIZONA (0.2%)
    4,500   Maricopa County Hospital RB, Series
              1997                                 6.13    4/01/2018       4,366

            ARKANSAS (0.7%)
    4,000   Little Rock Capital Improvement RB,
              Series 1998A                         5.70    1/01/2018       3,841
    4,445   Mississippi County Hospital RB,
              Series 1992B                         6.85   11/01/2002       4,494
    6,865   St. Francis County Hospital RB,
              Series 1985                          6.50    2/01/2005       6,896
      285   Student Loan RB, Series 1991           7.15    6/01/2002         291

            CALIFORNIA (5.1%)
    7,100   Central Valley Financing Auth. RB
              (PRE)                                6.10    7/01/2013       7,575
   10,500   Contra Costa Transportation Auth. RB,
              Series 1991A (ETM)(INS)(3),(a)       6.30    3/01/2003       9,462
            Foothill/Eastern Transportation
              Corridor Agency RB,
   10,000     Series 1995A (ETM)(a)                6.87    1/01/2010       8,876
   15,000     Series 1995A (PRE)(a)                7.10    1/01/2011      13,532
    9,085     Series 1995A (PRE)(a)                6.82    1/01/2013       8,212
            Modesto Irrigation District COP,
    3,320     Series 1999A (INS)(2),(a)            5.64    7/01/2017       1,275
    3,325     Series 1999A (INS)(2),(a)            5.69    7/01/2018       1,191
   19,900   Pleasanton Joint Powers Financing
              Auth. RB, Series 1993A               6.00    9/02/2005      20,789
            Sacramento Cogeneration Auth. RB,
    1,800     Series 1995 (PRE)                    6.38    7/01/2010       1,989
    1,500     Series 1995                          6.38    7/01/2010       1,604
            San Joaquin Hills Transportation
              Corridor Agency Senior Lien RB,
    3,525     Series 1993 (ETM)(a)                 7.05    1/01/2005       3,576
    8,305     Series 1993 (ETM)(a)                 7.87    1/01/2006       8,596
    5,000     Series 1993 (ETM)(a)                 7.50    1/01/2007       5,261
   16,795     Series 1993 (ETM)(a)                 7.71    1/01/2008      17,995

            COLORADO (1.2%)
    5,000   Adams County PCRB, Series 1999
              (INS)(2)                             5.10    1/01/2019       4,658
    5,200   Arapahoe County IDA RB, Series 1991    7.00    2/01/2001       5,234
            Denver Health and Hospital Auth. RB,
    1,000     Series 1998A                         5.20   12/01/2012         906
      635     Series 1998A                         5.25   12/01/2013         572
    2,200     Series 1998A                         5.38   12/01/2018       1,835
    9,500   Health Facilities Auth. Hospital RB,
              Series 1993                          6.63    2/01/2013       9,337
    2,500   Housing and Finance Auth. MFH RB,
              Series 1997C-3                       5.65   10/01/2015       2,500

            CONNECTICUT (1.6%)
            Mashantucket (Western) Pequot Tribe RB,
    4,960     Series 1996A (PRE)(d)                6.40    9/01/2011       5,501
   10,780     Series 1996A(d)                      6.40    9/01/2011      11,325
    1,000     Series 1997B(d)                      5.60    9/01/2009         999
    2,400     Series 1997B(d)                      5.70    9/01/2012       2,365
   16,500     Series 1997B(d)                      5.75    9/01/2018      15,533

            DISTRICT OF COLUMBIA (4.0%)
   30,000   Convention Center Auth. RB,
              Series 1998 (INS)(2)                 5.00   10/01/2018      27,702
            GO,
   14,105     Series 1993A                         5.80    6/01/2004      14,562
    3,870     Series 1994A-3                       5.50    6/01/2006       3,971
      440     Series E (PRE)                       5.75    6/01/2005         460
   11,340     Series E                             5.75    6/01/2005      11,744
      450     Series E (PRE)                       5.75    6/01/2006         470
   11,550     Series E                             5.75    6/01/2006      11,938
    6,250   Hospital RB, Series 1992B (PRE)        6.75    8/15/2007       6,617
            Revenue Bond,
    4,560     Series 1999 (INS)(6)                 6.20    7/01/2019       4,578
    6,000     Series 1999A (INS)(2)                5.00    1/01/2019       5,467

            FLORIDA (0.9%)
            Dade County RB,
    7,905     Series 1996B (INS)(2),(a)            6.00   10/01/2011       4,391
    8,610     Series 1996B (INS)(2),(a)            6.10   10/01/2012       4,481
    8,760     Series 1996B (PRE)(INS)(2),(a)       6.20   10/01/2013       4,544
    7,000   North Miami Educational Facilities RB  6.10    4/01/2013       7,096

            GEORGIA (0.6%)
    8,760   Metropolitan Atlanta Rapid Transit RB,
              Series M                             6.25    7/01/2003       9,035
    5,000   Savannah Hospital Auth./Candler Health
              Systems RB, Series 1998B (INS)(4)    5.00    7/01/2018       4,573

            HAWAII (0.3%)
    2,000   Honolulu City and County GO,
              Series 1999C (INS)(3)                5.00    7/01/2019       1,830
    5,000   Housing Finance and Development Corp.
              RB, Series 1997B                     5.45    7/01/2017       4,906

            IDAHO (0.1%)
    2,325   Health Facilities Auth. RB, Series
              1998                                 5.25    5/01/2014       2,086

            ILLINOIS (5.7%)
    2,290   Bedford Park Tax Increment RB,
              Series 1993 (ETM)                    7.38   12/01/2004       2,520
            Channahon Tax Increment RB,
    2,550     Series 2000                          6.25    1/01/2010       2,583
    6,040     Series 2000                          6.88    1/01/2020       6,126
            Chicago School Board GO,
   15,535     Series 1999A (INS)(3),(a)            5.13   12/01/2016       6,201
   10,775     Series 1999A (INS)(3),(a)            5.17   12/01/2017       4,030
   21,235   Chicago-O'Hare International Airport
              RB, Series 1994A (INS)(1),(f)        6.20    1/01/2007      22,708
    7,460   Cook County Forest Preserve District
              GO, Series 1996 (INS)(1)             5.80   11/01/2016       7,608
   10,110   Development Finance Auth. RB,
              Series 1995                          7.00    3/01/2007      10,398
            Health Facilities Auth. RB,
   10,000     Hospital Sisters Services, Inc.
              (INS)(1)                             5.00    6/01/2018       9,076
    6,700     Series 1992 (Mercy Hospital)         7.00    1/01/2007       5,377
    8,000     Series 1993B
              (Univ. of Chicago Hospital)(INS)(1)  5.75    8/15/2014       8,067
    3,150     Series 1996 (Mercy Hospital)         6.00    1/01/2006       2,728
    7,815     Series 1996 (Mercy Hospital)         6.38    1/01/2015       5,795
    5,000     Series 1996A (Riverside Medical
              Center)                              6.00   11/15/2015       4,862
    1,000     Series 1998 (Centegra Health System) 5.25    9/01/2013         906
    1,000     Series 1998 (Centegra Health System) 5.25    9/01/2014         893
    2,500     Series 1998 (Centegra Health System) 5.25    9/01/2018       2,135
    4,250     Series 2000 (Riverside Medical
              Center)                              6.80   11/15/2020       4,372
    8,050   Lake County Community Unit School
              District GO, Series 1999B
              (INS)(4),(a)                         5.13   12/01/2016       3,213
            Univ. of Illinois COP,
    5,820     Series 1999 (INS)(1)                 5.25    8/15/2015       5,711
    4,000     Series 1999 (INS)(1)                 5.25    8/15/2016       3,893
   14,070   Will County Forest Preserve District
              GO, Series 1999B (INS)(3),(a)        5.40   12/01/2017       5,315

            INDIANA (2.2%)
    7,465   Bond Bank State Revolving Fund RB,
              Series 2000A                         5.50    8/01/2016       7,486
            Health Facility Financing Auth. RB,
    1,400     Series 1993 (Sisters St. Francis)
              (PRE)                                5.90   11/01/2009       1,429
    1,400     Series 1998 (Floyd Memorial
              Hospital)                            5.25    2/15/2018       1,240
    5,000     Series 1999A (Sisters St. Francis)
              (INS)(1)                             5.15   11/01/2019       4,624
    6,000   Indianapolis Economic Development RB,
              Series 1996                          6.05    1/15/2010       5,854
            Marion County Hospital Auth. RB,
    5,600     Series 1992 (PRE)                    6.10   10/01/2003       5,740
    3,700     Series 1992 (PRE)                    6.55   10/01/2008       3,793
            Pike Township School Building Corp. RB,
    4,600     Series 1992A                         6.00    2/01/2006       4,771
    4,700     Series 1992A                         6.00    8/01/2006       4,874
    1,150   St. Joseph County Economic Development
              RB, Series 1997                      5.45    2/15/2017         994
    7,260   St. Joseph County Hospital Auth. RB,
              Series 1999                          5.75    2/15/2019       6,156

            IOWA (1.3%)
    5,500   Finance Auth. RB, Series 1998A
              (INS)(1)                             5.25    7/01/2015       5,348
    3,280   Higher Education Loan Auth. RB,
              Series 1995 (INS)(7)                 6.13   10/01/2016       3,416
    7,950   Marion County Commercial Development
              RB, Series 1999 (INS)(9)             5.95    1/01/2014       8,214
   10,000   Student Loan Liquidity Corp. RB,
              Series 1992A(f)                      6.45    3/01/2002      10,237

            LOUISIANA (1.5%)
    5,175   Offshore Terminal Auth. RB, Series
              1998                                 5.20   10/01/2018       4,726
            Orleans Levee District RB,
    7,120     Series 1986 (INS)(4)                 5.95   11/01/2014       7,430
    7,210     Series 1986 (INS)(4)                 5.95   11/01/2015       7,495
    7,015     Series A (INS)(4)                    5.95   11/01/2010       7,474
    1,400   Public Facilities Auth. RB, Series
              1997B                                5.63    8/01/2017       1,392
    3,955   St. Tammany Parish Hospital Service
              District No. 1 Hospital RB,
              Series 1998 (INS)(6)                 5.00    7/01/2018       3,438

            MAINE (1.9%)
   41,400   Bucksport Solid Waste Disposal RB,
              Series 1985                          6.25    5/01/2010      42,074

            MARYLAND (1.1%)
            Community Development Administration
            RB,
   16,560   1997 First Series                      5.60    4/01/2018      16,604
    7,405     Series 1996A                         5.88    7/01/2016       7,557

            MASSACHUSETTS (1.6%)
    3,640   Housing Finance Agency RB, Series
              1992C                                6.35   11/15/2003       3,787
            Municipal Wholesale Electric Co. Power
              Supply Systems RB,
    5,000     Series 1993 (INS)(2)                 5.45    7/01/2018       4,845
   10,000     Series 1993 A (INS)(2)               5.31    7/01/2018       9,689
   15,000   State GO, Series 1991D(f)              6.63    7/01/2003      15,520

            MICHIGAN (2.4%)
    8,000   Detroit Building Auth. RB, Series
              1996A (LOC)                          6.15    2/01/2011       8,288
    4,000   Detroit Downtown Development Auth. Tax
              Increment Bonds, Series 1998C
              (INS)(1)                             5.00    7/01/2018       3,696
   23,330   Dickinson County Economic Development
              Corp. RB, Series 1989                6.55    3/01/2007      23,810
    2,390   Higher Education Facilities Auth. RB,
              Series 1998                          5.35    6/01/2013       2,299
            Hospital Finance Auth. RB,
    5,000     Series 1995A (Genesys Health
              System)(PRE)                         7.50   10/01/2007       5,715
      325     Series 1996 (Central Michigan
              Hospital)                            5.90   10/01/2004         330
      100     Series 1996 (Central Michigan
              Hospital)                            6.00   10/01/2005         102
      150     Series 1996 (Central Michigan
              Hospital)                            6.10   10/01/2006         154
      160     Series 1996 (Central Michigan
              Hospital)                            6.20   10/01/2007         165
    2,600     Series 1996 (Central Michigan
              Hospital)                            6.25   10/01/2016       2,561
            Strategic Fund RB,
    5,460     Series 1997A (LOC)                   5.75    8/01/2019       5,382
      400     Series 1998                          5.30    7/01/2018         360

            MINNESOTA (1.5%)
    2,500   Housing Finance Agency Single Family
              Mortgage RB, Series 1997G            6.00    1/01/2018       2,578
    4,205   Maplewood Health Care Facility RB,
              Series 1996                          5.95   11/15/2006       3,988
            South St. Paul Hospital Facility RB,
   10,235     Series 1994                          6.50   11/01/2004       9,826
    9,095     Series 1994                          6.75   11/01/2009       8,514
            St. Paul Hospital RB,
    4,000     Series 1997A                         5.70   11/01/2015       3,203
    1,500     Series 1997B                         5.85   11/01/2017       1,200
    5,260   Washington County Hospital Facility
              RB, Series 1998                      5.38   11/15/2018       3,995

            MISSISSIPPI (1.7%)
            Lafayette County Hospital RB,
      355     Series 1991A (PRE)                   7.70    3/01/2003         359
    1,835     Series 1991B (PRE)                   7.70    3/01/2003       1,856
   15,885     Series 1997                          5.50    3/01/2009      16,162
    1,500   Lincoln County Hospital RB,
              Series 1998B (INS)(5)                5.50    4/01/2018       1,445
    2,960   Prentiss County Hospital RB, Series
              1985                                 6.50    2/01/2005       2,912
            Union County Hospital RB,
      540     Series 1991A (PRE)                   7.70    3/01/2003         548
    1,005     Series 1991B (PRE)                   7.70    3/01/2003       1,019
   11,170     Series 1997                          5.50    3/01/2009      11,453

            MISSOURI (0.5%)
    2,000   Health and Educational Facilities
              Auth. RB, Series 1997                5.75    2/01/2017       1,838
            Saint Louis RB,
    4,000     Series 2000                          6.00    1/01/2008       4,016
    4,460     Series 2000                          6.13    1/01/2009       4,489

            NEBRASKA (0.8%)
            Cass County School District 001 GO,
    2,800     Series 1998 (INS)(2)                 5.00   12/15/2014       2,651
    2,000     Series 1998 (INS)(2)                 5.00   12/15/2019       1,830
            Investment Finance Auth. Hospital RB,
      620     Series 1997 (INS)(5)                 5.30   11/15/2012         617
    2,000     Series 1997 (INS)(5)                 5.45   11/15/2017       1,930
            Platte County Hospital Auth. Number 1
              Hospital RB,
      500     Series 2000 (INS)(5)                 5.50    5/01/2010         507
      500     Series 2000 (INS)(5)                 5.55    5/01/2011         505
      500     Series 2000 (INS)(5)                 5.65    5/01/2012         505
      500     Series 2000 (INS)(5)                 5.75    5/01/2013         506
      500     Series 2000 (INS)(5)                 5.90    5/01/2015         505
    3,500     Series 2000 (INS)(5)                 6.05    5/01/2020       3,545
    5,000   Scotts Bluff County Hospital Auth. RB,
              Series 1998                          5.13   11/15/2019       4,246

            NEVADA (1.0%)
    1,000   Clark County Flood Control GO
              (INS)(3)                             4.50   11/01/2016         868
   16,640   Clark County School District GO,
              Series 1991B (INS)(3),(a)            6.24    3/01/2004      14,123
    6,040   Department of Business and
              Industry RB (INS)(2),(a)             5.76    1/01/2017       2,362
    2,685   Housing Division SFH RB, Series
              1995D-1                              5.90   10/01/2014       2,677
    2,000   Reno Hospital RB, Series 1998
              (INS)(1)                             5.00    5/15/2018       1,824

            NEW HAMPSHIRE (0.5%)
            Higher Educational and Health
              Facilities Auth. RB,
       20     Series 1985A (Student Loan)(INS)(3)  7.50   12/01/2000          20
    1,025     Series 1990 (Granite State
              Management)                          8.50   12/01/2001       1,028
    3,000     Series 1997 (Kendal at Hanover)
              (LOC)                                5.80   10/01/2012       3,015
    5,055     Series 1997 (Kendal at Hanover)
              (LOC)                                5.90   10/01/2018       5,056
    1,990     Series 1998 (Franklin Pierce
              College)(INS)(6)                     5.25   10/01/2018       1,820

            NEW JERSEY (2.5%)
    6,150   Camden County Improvement Auth. RB,
              Series 1997                          5.88    2/15/2015       4,515
            Economic Development Auth. RB,
   15,000     Series 1994A (INS)(1)                5.88    7/01/2011      15,713
    2,000     Series 1997A                         5.75   12/01/2016       1,773
   31,260   Turnpike Auth. RB, Series 1991A(f)     6.50    1/01/2003      32,445

            NEW MEXICO (0.3%)
    5,840   Chaves County Hospital RB, Series
              1992 (PRE)                           7.25   12/01/2010       6,250

            NEW YORK (21.2%)
    6,000   Dormitory Auth. RB, Bronx-Lebanon
              Hospital Center, Series 1998E        5.20    2/15/2015       5,766
            Dormitory Auth. RB, Brookdale
              Hospital,
    5,000     Series 1998J                         5.20    2/15/2015       4,805
    4,000     Series 1998J                         5.20    2/15/2016       3,818
    4,760     Series 1998J                         5.30    2/15/2017       4,576
   10,300   Dormitory Auth. RB, Court Facilities
              Lease, Series 1993A                  5.63    5/15/2013      10,337
    4,065   Dormitory Auth. RB, Lutheran Center at
              Poughkeepsie, Series 1997 (LOC)      6.00    7/01/2014       4,209
            Dormitory Auth. RB, Mental Health
              Services Facilities Improvement,
    2,055     Series 1997A                         5.75    2/15/2010       2,150
    2,000     Series 1997A                         5.75    2/15/2011       2,079
    2,000     Series 1997A                         5.75    2/15/2012       2,066
    2,460     Series 1997B                         5.75    2/15/2010       2,574
    4,050     Series 1997B                         5.75    2/15/2012       4,184
    4,675     Series 1997B                         5.50    8/15/2017       4,621
            Dormitory Auth. RB, New York City
              University,
    5,000     1996 Series 2                        6.00    7/01/2009       5,306
    1,760     1996 Series 2                        6.00    7/01/2010       1,859
    5,500     Series 1993A                         5.75    7/01/2013       5,760
   14,560   Dormitory Auth. RB, Northern General
              Hospital, Series 1998G               5.30    2/15/2019      13,782
    2,680   Dormitory Auth. RB, Nyack Hospital,
              Series 1996                          6.00    7/01/2006       2,668
            Dormitory Auth. RB, State University
              Educational Facilities,
    2,725     Series 1994B                         5.90    5/15/2006       2,884
    2,500     Series 1994B (PRE)                   6.00    5/15/2007       2,667
    1,000     Series 1995A                         5.88    5/15/2007       1,064
    3,500     Series 1995A (PRE)                   6.00    5/15/2009       3,768
    2,250     Series 1995A (PRE)                   6.00    5/15/2010       2,423
    2,175     Series 1995A (PRE)                   6.00    5/15/2011       2,342
   14,120     Series 1996                          5.75    5/15/2013      14,536
    7,000     Series 1996                          5.75    5/15/2016       7,105
    7,230   Dormitory Auth. RB, Upstate Community
              College, Series 1999A                5.00    7/01/2019       6,570
            Environmental Facilities Corp. PCRB,
    5,135     Series 1991E (PRE)                   6.40    6/15/2003       5,309
    1,415     Series 1991E                         6.40    6/15/2003       1,462
            Housing Finance Agency Service
              Contract RB,
    2,275     Series 1995A                         6.25    9/15/2010       2,422
    4,420     Series 1996A                         6.00    9/15/2016       4,542
   75,745   Housing New York Corp. RB, Series
              1993                                 5.00   11/01/2018      69,604
   13,595   Long Island Power Auth. Electric
              Systems RB, Series 2000A (INS)
              (4),(a)                              5.60    6/01/2014       6,505
            Medical Care Facilities Finance
              Agency RB,
    5,000     Series 1994A (PRE)                  6.40    2/15/2007        5,444
    5,000     Series 1994A (PRE)                  6.50    2/15/2008        5,464
   10,000     Series 1994A                        6.13    8/15/2013       10,341
    7,445     Series 1995A (Adult Day Care)       6.00   11/15/2010        7,857
    2,675     Series 1995A (Brookdale Hospital)
              (ETM)                               6.70    2/15/2005        2,900
    2,750     Series 1995A (Brookdale Hospital)
              (PRE)                               6.70    8/15/2005        3,027
    2,860     Series 1995A (Brookdale Hospital)
              (PRE)                               6.75    2/15/2006        3,153
    2,940     Series 1995A (Brookdale Hospital)
              (PRE)                               6.75    8/15/2006        3,242
    3,045     Series 1995A (Brookdale Hospital)
              (PRE)                               6.80    2/15/2007        3,363
    3,130     Series 1995A (Brookdale Hospital)
              (PRE)                               6.80    8/15/2007        3,457
    5,700     Series 1995A (Brookdale Hospital)
              (PRE)                               6.80    8/15/2012        6,295
   22,230   Metropolitan Transportation Auth.
              Service Contract RB, Series P       5.75    7/01/2015       22,407
   25,000   Mortgage Agency RB, Series 83         5.45    4/01/2018       24,684
    3,235   New York City 34th St. Partnership
              Capital Improvement Bonds,
              Series 1993                         5.50    1/01/2014        3,235
            New York City GO,
   11,450     Series 1992H (PRE)                  6.88    2/01/2004       11,979
    1,330     Series 1992H                        6.88    2/01/2004        1,388
   16,655     Series 1993B (PRE)                  6.75   10/01/2004       17,626
      345     Series 1993B                        6.75   10/01/2004          363
    1,700     Series 1993C (PRE)                  6.50    8/01/2004        1,785
    7,300     Series 1993C                        6.50    8/01/2004        7,620
   15,000     Series 1994A                        6.25    8/01/2008       15,911
   10,000     Series 1996G                        5.75    2/01/2010       10,446
    5,000     Series 1997I                        6.00    4/15/2012        5,262
    9,635     Series 1998J                        5.00    8/01/2017        8,994
            New York City Municipal Water Finance
              RB,
    3,295     Series 1992A                        6.70    6/15/2003        3,375
    3,345     Series 1992A (PRE)                  6.70    6/15/2003        3,433
            Thruway Auth. RB,
    7,500     Series 1995 (PRE)                   6.00    4/01/2009        8,044
    2,150     Series 1995 (PRE)                   6.10    4/01/2010        2,314
            Urban Development Corp. RB,
   20,955     Series 1993                         5.75    1/01/2013       21,185
   21,700     Series 1993                         5.50    1/01/2015       21,413

            NORTH CAROLINA (0.3%)
    6,000   Municipal Power Agency RB, Series
              1992                                6.00    1/01/2004        6,145
            OHIO (0.8%)
    6,750   Dayton Special Facilities RB,
              Series 1988C                        6.05   10/01/2009        6,849
    4,000   Franklin County Development RB,
              Series 1999                         5.80   10/01/2014        4,068
    2,650   Franklin County Health Care Facilities
              RB, Series 1997                     5.50    7/01/2017        2,233
    4,000   IDA RB, Series 1992                   5.75   12/01/2002        4,074

            OKLAHOMA (0.5%)
            Holdenville Industrial Auth. RB,
    1,650     Series 1995 (PRE)                   6.60    7/01/2010        1,815
    3,250     Series 1995 (PRE)                   6.70    7/01/2015        3,590
    1,420   Tulsa County Home Finance Auth. RB,
              Series 1990 (ETM)(INS)(2)           7.10    5/01/2002        1,454
    3,555   Valley View Hospital Auth. RB,
              Series 1996                         5.75    8/15/2006        3,471

            OREGON (0.1%)
    1,250   Clackamas County Hospital Facility
              Auth. RB, Series 1997               6.10   11/01/2012        1,159

            PENNSYLVANIA (4.0%)
   30,660   Finance Auth. RB, Series 1993         6.60   11/01/2009       32,700
    5,500   Higher Educational Facility Auth. RB,
              Series 1999A (INS)(4)               5.25    8/01/2014        5,375
    3,565   Housing Finance Agency RB, Series
              1992                                5.90    7/01/2004        3,638
   10,000   Montgomery County IDA RB, Series
              1996B                               5.63   11/15/2012        9,634
   11,700   Philadelphia IDA RB, Series
              1998A (LOC)                         5.15    3/01/2019       11,049
   10,550   Philadelphia Water and Wastewater RB,
              Series 1993 (INS)(3)                5.65    6/15/2012       10,697
    9,440   State GO, Second Series 1992(a)       6.11    7/01/2004        7,879
    5,000   York County IDA RB, Series 1992       6.25    7/01/2002        5,128

            PUERTO RICO (4.0%)
            Electric Power Auth. RB,
    5,000     Series S                            7.00    7/01/2006        5,599
    4,420     Series X                            5.80    7/01/2009        4,686
    4,500     Series X                            5.90    7/01/2010        4,781
    4,000     Series X                            6.00    7/01/2011        4,254
    4,220     Series Z                            5.50    7/01/2012        4,341
   22,200   Housing Bank and Finance Agency RB    7.50   12/01/2006       24,397
    1,465   Municipal Finance Agency RB, Series
              1992A                               5.80    7/01/2004        1,529
   14,060   Public Building Auth. GO, Series K    6.50    7/01/2003       14,744
            Public Improvement GO,
    7,500     Series 1994                         6.10    7/01/2006        7,988
    7,825     Series 1994                         6.20    7/01/2007        8,346
    5,735   Puerto Rico Commonwealth
              Infrastructure RB, Series A(e)      5.38   10/01/2016        5,826

            RHODE ISLAND (1.3%)
            Health and Educational Building Corp.
              RB,
    3,385     Series 1996 (INS)(1)                5.50    5/15/2012        3,446
    7,600     Series 1996 (INS)(1)                5.50    5/15/2016        7,525
    4,345     Series 1999A (LOC)                  5.88   11/15/2014        4,373
            Housing and Mortgage Finance Corp. RB,
    6,180     Series 15-B                         6.30   10/01/2007        6,313
    4,805     Series 1995A (INS)(2)               5.70    7/01/2007        4,926
    1,690     Series 25A                          5.60   10/01/2017        1,685

            SOUTH CAROLINA (0.3%)
    4,250   Georgetown County Environment
              Improvement RB, Series 2000A        5.95    3/15/2014        4,333
    3,000   Marion County Hospital District
              RB (INS)(7)                         5.50   11/01/2015        3,000

            SOUTH DAKOTA (0.3%)
    5,400   Rapid City IDA RB, Series 1990        7.25   11/01/2000        5,410

            TENNESSEE (1.0%)
   24,540   Housing Development Agency RB,
              Issue 97-3B(a)                      5.73    7/01/2016        9,848
    3,000   Knox County Health, Educational, and
              Housing Facilities Board RB,
              Series 1996 (INS)(7)                5.50    4/15/2011        3,075
    2,000   Memphis Shelby County Airport Auth.
              Special Facilities RB, Series 1997  5.35    9/01/2012        1,952
            Nashville and Davidson County Health
              and Educational Facilities Board RB,
    4,000     Series 1998 (INS)(5)                5.10    8/01/2016        3,705
    1,000     Series 1998 (INS)(5)                5.10    8/01/2019          904
    4,000   Springfield Health and Educational
              Facilities Board Hospital RB,
              Series 1998                         5.25    8/01/2018        3,132

            TEXAS (8.8%)
    5,410   Austin Higher Education Auth. RB,
              Series 1998                         5.13    8/01/2016        4,808
            Bastrop ISD GO,
    1,855     Series 1997 (NBGA)(a)               5.55    2/15/2014          890
    3,030     Series 1997 (NBGA)(a)               5.55    2/15/2015        1,364
    3,055     Series 1997 (NBGA)(a)               5.60    2/15/2016        1,285
    3,155     Series 1997 (NBGA)(a)               5.60    2/15/2017        1,245
   12,000   Bexar County Health Facilities
              Development Corp. RB, Series 1993
              (ETM)(INS)(4)                       5.88   11/15/2010       12,722
   32,925   Brazos River Auth. RB, Series 1999A   5.38    4/01/2019       29,197
    4,365   Cass County IDC PCRB, Series 1997B    5.35    4/01/2012        4,261
   10,710   Clint ISD Public Facility Corp. RB,
              Series 1999(c)                      7.00    5/01/2019       11,145
            Fort Worth Higher Education
              Finance Corp. RB,
      515     Series 1997A                        5.50   10/01/2006          518
      545     Series 1997A                        5.50   10/01/2007          546
      575     Series 1997A                        5.63   10/01/2008          579
    2,670     Series 1997A                        6.00   10/01/2012        2,703
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
              Series 1992                         6.13   11/01/2004       15,901
    6,200   Gulf Coast Waste Disposal Auth. RB,
              Series 1994                         5.70    5/01/2006        6,359
    2,070   Harrison County Health Facilities
              Development Corp. RB, Series
              1998 (INS)(6)                       5.50    1/01/2018        1,919
            Houston ISD Public Facility Corp. RB,
    3,635     Series 1998A (INS)(2),(a)           5.35    9/15/2015        1,577
    2,635     Series 1998A (INS)(2),(a)           5.38    9/15/2016        1,068
    3,885     Series 1998A (INS)(2),(a)           5.40    9/15/2017        1,476
    4,955     Series 1998B (INS)(2),(a)           5.35    9/15/2015        2,150
    6,955     Series 1998B (INS)(2),(a)           5.38    9/15/2016        2,818
    4,825   Houston Water and Sewer Systems RB,
              Series 1992B                        6.00   12/01/2004        5,039
            Laredo ISD Public Limited GO,
      370     Series 1998A                        5.06    2/01/2001          370
      390     Series 1998A                        5.06    2/01/2002          390
      410     Series 1998A                        5.06    2/01/2003          409
      435     Series 1998A                        5.06    2/01/2004          434
      460     Series 1998A                        5.06    2/01/2005          456
      480     Series 1998A                        5.06    2/01/2006          474
      505     Series 1998A                        5.06    2/01/2007          495
      530     Series 1998A                        5.06    2/01/2008          516
    3,830   Lewisville RB, Series 1998 (INS)(6)   5.38    9/01/2015        3,634
   11,700   Lower Colorado River Auth. RB,
              Series 1992 (ETM)(a)                6.45    1/01/2003       10,522
    4,260   Marlin ISD Public Facility Corp. RB,
              Series 1998(c)                      5.85    2/15/2018        4,118
            Municipal Power Agency RB,
    8,565     Series 1987                         5.50    9/01/2013        8,565
    5,000     Series 1993 (INS)(1),(a)            5.63    9/01/2017        1,913
   24,050   Port of Corpus Christi IDC PCRB,
              Series 1997B                        5.40    4/01/2018       21,058
   11,790   Public Finance Auth. RB (INS)(1),(a)  6.06    2/01/2004       10,043
   10,000   San Antonio Electric and Gas System
              RB, Series 1991B (ETM)(INS)(3),(a)  6.38    2/01/2004        8,521
    4,000   Trinity River IDA RB                  7.25    2/01/2004        4,281
            Tyler Health Facilities Development
              Corp. Hospital RB,
    5,275     Series 1993B                        6.63   11/01/2011        4,672
    1,000     Series 1997A                        5.63    7/01/2013          877

            UTAH (2.4%)
      410   Housing Finance Agency RB, Series
              1985B                               5.30    7/01/2007          410
            Intermountain Power Agency RB,
    5,115     Series 1987A (ETM)(INS)(1)          5.00    7/01/2012        5,086
    2,990     Series 1987A (INS)(1)               5.00    7/01/2012        2,936
   10,395     Series 1988B (ETM)(INS)(1),(a)      6.48    7/01/2003        9,124
    6,035     Series 1988B (INS)(1),(a)           6.48    7/01/2003        5,293
   13,855     Series 1988B (ETM)(INS)(1),(a)      6.18    7/01/2004       11,573
    8,040     Series 1988B (INS)(1),(a)           6.18    7/01/2004        6,708
    4,000     Series 1997B (INS)(1)               5.75    7/01/2019        4,031
    7,000   Juab County PCRB, Series 1991(b)      6.00    8/01/2011        6,915

            VERMONT (0.1%)
    3,000   Educational and Health Buildings
              Financing Agency RB, Series 1998    5.50    7/01/2018        2,747

            VIRGINIA (0.9%)
    5,000   Isle of Wight County IDA PCRB,
              Series 1994                         5.80    5/01/2004        5,031
   10,000   Public School Auth. RB, Series
              1999A                               5.13    8/01/2019        9,447
    5,000   Richmond Convention Center Auth. RB,
              Series 2000                         6.13    6/15/2020        5,220

            WASHINGTON (1.2%)
            Health Care Facilities Auth. RB,
    3,255     Series 1997A (INS)(1)               5.13    8/15/2017        3,032
    2,500     Series 1998 (INS)(5)                5.25    8/15/2017        2,349
    2,500     Series 1998 (INS)(5)                5.30    8/15/2018        2,345
    6,185   Higher Education Facilities Auth. RB  5.20   10/01/2017        5,826
    2,000   Housing Finance Commission RB,
              Series 1999 (INS)(5)                5.88    7/01/2019        1,970
            King County GO,
      500     Series 1993A (PRE)                  5.90   12/01/2007          520
    4,720     Series 1993A                        5.90   12/01/2007        4,878
    5,000   King County Housing Auth. RB,
              Series 1998A (INS)(5)               5.20    7/01/2018        4,707

            WEST VIRGINIA (0.8%)
   16,940   School Building Auth. RB, Series
              1994                                6.25    7/01/2004       17,711

            WISCONSIN (0.9%)
            Health and Educational Facilities
              Auth. RB,
   11,500     Series 1993 (Aurora Health Care)
              (INS)(1)                            5.25    8/15/2012       11,494
    4,130     Series 1995A (Waukesha Memorial
              Hospital)(INS)(2)                   5.25    8/15/2012        4,128
    5,000     Series 1998A (Wausau Hospital)
              (INS)(2)                            5.13    8/15/2020        4,558
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,956,113)            1,977,970
--------------------------------------------------------------------------------

                               PUT BONDS (5.3%)

            ALABAMA (0.2%)
    4,000   Housing Finance Auth. MFH RB,
              Series 1992C (INS)(9)               5.90    8/01/2007        4,004

            CALIFORNIA (0.5%)
    7,500   Statewide Communities Development
              Auth. RB, Series 1998A(d)           5.25    5/15/2025        7,238
    3,535   Woodland MFH RB, Series 1994A         6.05   12/01/2024        3,593

            FLORIDA (0.4%)
            Housing Finance Agency MFH RB,
    4,185     Series 1996R-1 (Windwood Oaks I)
              (INS)(9)                            5.65   12/01/2026        4,256
    4,500     Series 1996S-1 (Windwood Oaks II)
              (INS)(9)                            5.65   12/01/2026        4,580

            ILLINOIS (0.7%)
   14,295   Hoffman Estates MFH RB, Series 1996   5.75    6/01/2021       14,569

            IOWA (0.3%)
    6,000   Finance Auth. Economic Development RB,
              Series 2000A (LOC)                  5.65    4/01/2033        6,065

            KANSAS (0.3%)
    6,590   Merriam MFH RB, Series 1991A (NBGA)   7.25    4/01/2021        6,662

            LOUISIANA (0.2%)
    4,360   Shreveport Home Mortgage Auth. RB,
              Series 1995A (INS)(9)               6.40    9/01/2025        4,479

            NEW MEXICO (0.5%)
            Bernalillo County MFH RB,
    7,700     Series 1994A (Sun Village Apts.)
             (INS)(9)                             6.50   10/01/2019        7,874
    3,320     Series 1995 (Sunchase Apts.)
              (INS)(9)                            5.80   11/01/2025        3,374

            OHIO (0.2%)
    5,500   Montgomery County IDA RB,
              Series 1992 (LOC)                   6.50    2/01/2007        5,670

            PENNSYLVANIA (0.5%)
            Philadelphia IDA RB,
    6,500     Series 1997A                        6.50   10/01/2027        6,279
    4,000     Series 1997B                        6.50   10/01/2027        3,864

            TEXAS (0.1%)
    2,500   Gregg County Housing Finance Corp. RB,
              Series 1995A (INS)(9)               6.40    9/01/2025        2,581

            UTAH (0.8%)
            Salt Lake County MFH RB,
   10,240     Series 1995A-1 (INS)(5)             5.70   10/01/2025       10,405
    6,500     Series 1995B-1 (INS)(5)             5.70   10/01/2025        6,604

            WASHINGTON (0.6%)
            Chelan County Public Utility
              District #1 RB,
    5,650     Series E                            5.70    7/01/2068        5,804
    6,845     Series E                            5.70    7/01/2068        7,018
--------------------------------------------------------------------------------
            Total put bonds (cost: $113,105)                             114,919
--------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (3.3%)

            FLORIDA (0.6%)
    1,000   Broward County Housing Finance Auth.
              MFH RB, Series 1985 (LOC)           5.50   11/01/2005        1,000
      500   Dade County Health Facilities Auth.
              RB,
              Series 1990 (LOC)                   5.65    9/01/2020          500
    1,600   Hillsborough County IDA PCRB,
              Series 1992                         5.55    5/15/2018        1,600
    2,000   Jacksonville PCRB, Series 1995        5.55    5/01/2029        2,000
    8,500   Orange County School Board COP,
              Series 2000B (LIQ)(INS)(2)          5.50    8/01/2025        8,500

            IOWA (0.2%)
    4,200   Muscatine County PCRB                 5.70   10/01/2007        4,200

            LOUISIANA (0.3%)
    6,300   Public Facilities Auth. MFH RB,
              Series 1991 (NBGA)                  5.75    7/01/2007        6,300

            MINNESOTA (1.0%)
    1,600   Cohasset RB, Series 1997A (LOC)       5.65    6/01/2020        1,600
   10,640   Minneapolis, Series 1996 (LIQ)        5.45   12/01/2006       10,640
   10,000   Minneapolis GO, Series 2000 (LIQ)     5.45   12/01/2018       10,000

            MISSOURI (0.2%)
    4,100   Independence IDA IDRB, Series 1997A
              (LOC)                               5.65   11/01/2027        4,100

            NEW YORK (0.1%)
    2,000   Dormitory Auth. RB, Series 1993
              (Oxford University)(LOC)            5.60    7/01/2023        2,000

            PENNSYLVANIA (0.2%)
            Allegheny County IDA RB,
      700     Series 1997B (LOC)                  5.65    7/01/2027          700
    2,900     Series 1997C (LOC)                  5.65    7/01/2027        2,900

            TEXAS (0.2%)
    3,400   Austin Higher Education Auth. RB,
              Series 2000 (LOC)                   5.60    4/01/2025        3,400

            VIRGINIA (0.2%)
    4,700   Waynesboro IDA RB, Series 1997 (LOC)  5.55   12/15/2028        4,700

            WASHINGTON (0.3%)
    4,400   Housing Finance Commission RB,
              Series 1999A (LOC)                  5.75    1/01/2030        4,400
    2,300   Housing Finance RB, Series 1997 (LOC) 5.75    1/01/2027        2,300
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $70,840)              70,840
--------------------------------------------------------------------------------
            Total investments (cost: $2,140,058)                       2,163,729
================================================================================


      PORTFOLIO SUMMARY BY CONCENTRATION
  -----------------------------------------
  Hospitals                            13.8%
  General Obligations                  10.7
  Escrowed Bonds                        9.0
  Multifamily Housing                   6.7
  Appropriated Debt                     5.3
  Buildings                             5.3
  U.S. Government                       4.6
  Electric/Gas Utilities-Municipal      4.4
  Single-Family Housing                 4.2
  Paper & Forest Products               4.1
  Special Assessment/Tax/Fee            4.1
  Education                             3.7
  Nursing/Continuing Care Centers       3.5
  Real Estate Tax/Fee                   2.2
  Electric Utilities                    1.8
  Finance-Municipal                     1.8
  Airport/Port                          1.7
  Health Care-Miscellaneous             1.7
  Toll Roads                            1.6
  Gaming Companies                      1.4
  Water/Sewer Utilities-Municipal       1.4
  Oil & Gas-Refining/Manufacturing      1.0
  Other                                 5.8
                                       ----
  Total                                99.8%
                                       ====


    PORTFOLIO SUMMARY BY STATE
  ------------------------------
  Alabama                    0.7%
  Alaska                     0.6
  Arizona                    0.2
  Arkansas                   0.7
  California                 5.6
  Colorado                   1.2
  Connecticut                1.6
  District of Columbia       4.0
  Florida                    2.0
  Georgia                    0.6
  Hawaii                     0.3
  Idaho                      0.1
  Illinois                   6.4
  Indiana                    2.2
  Iowa                       1.7
  Kansas                     0.3
  Louisiana                  2.0
  Maine                      1.9
  Maryland                   1.1
  Massachusetts              1.6
  Michigan                   2.4
  Minnesota                  2.6
  Mississippi                1.6
  Missouri                   0.7
  Nebraska                   0.8
  Nevada                     1.0
  New Hampshire              0.5
  New Jersey                 2.5
  New Mexico                 0.8
  New York                  21.3
  North Carolina             0.3
  Ohio                       1.1
  Oklahoma                   0.5
  Oregon                     0.1
  Pennsylvania               4.6
  Puerto Rico                4.0
  Rhode Island               1.3
  South Carolina             0.3
  South Dakota               0.3
  Tennessee                  1.0
  Texas                      9.1
  Utah                       3.2
  Vermont                    0.1
  Virginia                   1.1
  Washington                 2.1
  West Virginia              0.8
  Wisconsin                  0.9
                            ----
  Total                     99.8%
                            ====









USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)


 PRINCIPAL                                       COUPON    FINAL        MARKET
  AMOUNT               SECURITY                   RATE    MATURITY       VALUE
--------------------------------------------------------------------------------

                       FIXED-RATE INSTRUMENTS (58.5%)

            ALABAMA (0.1%)
  $ 1,000   Prattville Industrial Development
              PCRB, Series 1998                   4.90%   9/01/2008     $    950

            ALASKA (0.4%)
    6,500   North Slope Borough GO,
              Series 1998A (INS)(1),(a)           4.60    6/30/2008        4,436

            ARIZONA (1.0%)
            Maricopa County Hospital RB,
    2,525     Series 1997                         5.10    4/01/2001        2,527
    2,260     Series 1997                         5.25    4/01/2002        2,266
    3,045     Series 1997                         5.35    4/01/2003        3,053
    2,180     Series 1997                         5.35    4/01/2004        2,175

            CALIFORNIA (0.7%)
            Sacramento Cogeneration Auth. RB,
    1,000     Series 1995                         5.80    7/01/2001        1,009
      900     Series 1995                         5.90    7/01/2002          920
      900     Series 1995                         6.00    7/01/2003          931
    1,000   San Francisco Bay Area Transit
              Facilities Auth. Notes, Series
              1999 (INS)(6)                       5.63    8/01/2006        1,042
    3,500   San Joaquin Hills Transportation
              Corridor Agency RB, Senior Lien
              (ETM)(a)                            7.16    1/01/2001        3,464

            COLORADO (0.4%)
            Denver Health and Hospital Auth. RB,
    1,180     Series 1998A                        5.13   12/01/2006        1,145
    1,250     Series 1998A                        5.25   12/01/2007        1,211
    1,250     Series 1998A                        5.25   12/01/2008        1,198

            CONNECTICUT (1.1%)
            Mashantucket (Western) Pequot Tribe
              RB,
    1,000     Series 1996A (ETM)(d)               6.25    9/01/2001        1,017
    1,000     Series 1996A(d)                     6.25    9/01/2001        1,014
    1,250     Series 1996A (ETM)(d)               6.25    9/01/2002        1,293
    1,250     Series 1996A(d)                     6.25    9/01/2002        1,282
    1,480     Series 1996A (ETM)(d)               6.25    9/01/2003        1,549
    1,520     Series 1996A(d)                     6.25    9/01/2003        1,575
    1,235     Series 1996A (ETM)(d)               6.50    9/01/2006        1,355
    1,265     Series 1996A(d)                     6.50    9/01/2006        1,349

            DISTRICT OF COLUMBIA (0.5%)
            Hospital RB,
    1,450     Series 1996A (ETM)(INS)(1)          5.00    8/15/2002        1,462
    1,530     Series 1996A (ETM)(INS)(1)          5.50    8/15/2003        1,566
    1,610     Series 1996A (ETM)(INS)(1)          5.50    8/15/2004        1,658

            FLORIDA (0.0%)
      305   Orange County Health Facilities Auth.
              RB, Series 1995                     5.63    7/01/2001          306

            GEORGIA (0.4%)
    4,000   Camden County Development Auth. PCRB,
              Series 1997                         5.25    4/01/2002        4,023

            GUAM (1.2%)
   10,000   GO, Series 1995A                      5.50    9/01/2001       10,028
    1,725   Power Auth. RB, Series 1994A (ETM)    5.60   10/01/2000        1,725

            HAWAII (0.5%)
    4,720   Honolulu GO, Series 1999C (INS)(3)    5.00    7/01/2008        4,767

            IDAHO (0.4%)
            Health Facilities Auth. RB,
      810     Series 1998                         4.65    5/01/2005          779
      860     Series 1998                         5.38    5/01/2006          850
      950     Series 1998                         5.38    5/01/2007          932
    1,005     Series 1998                         5.38    5/01/2008          978

            ILLINOIS (4.0%)
   20,000   Chicago Board of Education GO,
              Series 1999A (INS)(3),(a)           4.50   12/01/2009       12,434
   16,265   Chicago Water RB, Series 1997
              (INS)(3),(a)                        5.00   11/01/2005       12,695
    1,075   Health Facilities Auth. RB,
              Series 1996                         5.60    1/01/2002        1,032
    2,350   Hodgkins Tax Increment RB,
              Series 1995A                        6.90   12/01/2001        2,371
   11,551   Sangamon County Lease RB(c)           5.05   12/15/2005       11,459

            INDIANA (2.1%)
            Health Facility Financing Auth. RB,
   17,300     Series 1993 (PRE)                   5.40   11/01/2005       17,581
    3,000     Series 1999A (INS)(1)               5.00   11/01/2009        3,012

            IOWA (0.5%)
    4,850   Clinton Refunding IDRB, Series 2000   5.80   11/01/2005        4,953

            LOUISIANA (3.5%)
   11,310   De Soto Parish PCRB, Series 1993A     5.05   12/01/2002       11,337
            Jefferson Parish School Board Sales
              and Use Tax RB,
    3,170     Series 1998 (INS)(4),(a)            4.80    9/01/2007        2,258
    2,090     Series 1998 (INS)(4),(a)            4.90    3/01/2008        1,441
    2,600   Lake Charles Harbor and Terminal
              District RB, Series 1990            5.50    5/01/2006        2,612
            Offshore Terminal Auth. RB,
    7,920     Series 1992B                        6.00    9/01/2001        8,013
    5,000     Series 1992B                        6.20    9/01/2003        5,182
    3,440   St. Charles Parish PCRB               7.63    6/01/2003        3,482

            MAINE (1.4%)
            Jay PCRB,
    5,500    Series 1994A                         4.65    9/01/2002        5,458
    8,305     Series 1994B                        4.70    6/01/2002        8,329

            MASSACHUSETTS (4.1%)
            Health and Educational Facilities
              Auth. RB,
    3,445     Series 1998B (INS)(6)               5.00    7/01/2006        3,388
    3,645     Series 1998B (INS)(6)               5.25    7/01/2007        3,627
    1,640     Series 1998B (INS)(6)               5.25    7/01/2008        1,624
   17,000   New England Education Loan Marketing
              Corp. RB, Series 1985A              5.80    3/01/2002       17,274
   14,000   State GO, Series 2000B                5.50    6/01/2008       14,700

            MICHIGAN (1.9%)
            Hospital Finance Auth. RB, Central
              Michigan Hospital,
      255     Series 1996                         5.30   10/01/2000          255
      130     Series 1996                         5.50   10/01/2001          131
      275     Series 1996                         5.70   10/01/2002          278
      285     Series 1996                         5.80   10/01/2003          289
            Hospital Finance Auth. RB, Genesys
              Health System Medical Center,
    3,500     Series 1995A (ETM)                  6.80   10/01/2000        3,500
    3,500     Series 1995A (ETM)                  7.00   10/01/2001        3,590
    2,500     Series 1998A (ETM)                  5.50   10/01/2006        2,602
    1,500     Series 1998A (ETM)                  5.50   10/01/2007        1,563
    1,000     Series 1998A (ETM)                  5.50   10/01/2008        1,045
    5,800   Monroe Economic Development Corp.
              PCRB, Series 1997                   5.00    2/01/2003        5,829

            MINNESOTA (0.6%)
            St. Paul Housing and Redevelopment
              Auth. Hospital RB,
      675     Series 1997A                        5.00   11/01/2003          644
    1,410     Series 1997A                        5.10   11/01/2004        1,326
    1,485     Series 1997A                        5.20   11/01/2005        1,379
    1,560     Series 1997A                        5.30   11/01/2006        1,431
    1,645     Series 1997A                        5.35   11/01/2007        1,489

            MISSISSIPPI (1.1%)
            Jones County Hospital RB,
    1,000     Series 1997                         5.00   12/01/2005          969
    1,050     Series 1997                         5.00   12/01/2006        1,007
    1,105     Series 1997                         5.10   12/01/2007        1,054
    1,155     Series 1997                         5.20   12/01/2008        1,095
    3,570   Lafayette County Hospital RB,
              Series 1997                         5.00    3/01/2002        3,573
      710   Lincoln County Hospital RB,
              Series 1998A (INS)(5)               5.00    4/01/2004          710
    2,510   Union County Hospital RB, Series
              1997                                5.00    3/01/2002        2,520

            MISSOURI (0.6%)
            Saint Louis Airport Project Double
              Barrel RB,
    1,500     Series 2000                         6.25    1/01/2003        1,521
    1,750     Series 2000                         6.00    1/01/2004        1,770
    3,000     Series 2000                         6.00    1/01/2005        3,028

            MONTANA (0.4%)
    3,886   State Lottery Commission Lease,
              #169(c)                             5.12    4/29/2004        3,904

            NEBRASKA (0.7%)
    5,000   American Public Energy Agency RB,
              Series 1999A (INS)(2)               5.25    6/01/2008        4,776
            Investment Finance Auth. Hospital RB,
      465     Series 1997 (INS)(5)                4.90   11/15/2005          466
      440     Series 1997 (INS)(5)                5.00   11/15/2006          443
      410     Series 1997 (INS)(5)                5.00   11/15/2007          411
      505     Series 1997 (INS)(5)                5.05   11/15/2008          505

            NEW YORK (15.7%)
    1,285   Dormitory Auth. RB, City University
              System, Series 1996-2               5.10    7/01/2001        1,291
            Dormitory Auth. RB, Community
              Enhancement Facilities,
    1,675     Series 1999B                        4.00    4/01/2005        1,600
    1,740     Series 1999B                        4.00    4/01/2006        1,643
    5,000   Dormitory Auth. RB, Good Samaritan
              Hospital, Series 1998A (INS)(5)     5.50    7/01/2009        5,235
    1,170   Dormitory Auth. RB, Nyack Hospital,
              Series 1996                         5.65    7/01/2001        1,172
            Dormitory Auth. RB, State University
              Educational Facilities,
    6,350     Series 1995A                        5.25    5/15/2001        6,387
    7,500     Series 1995A                        5.40    5/15/2002        7,611
    1,350     Series 1996                         5.00    5/15/2001        1,356
    1,000     Series 1996                         5.10    5/15/2002        1,010
    1,250   Dormitory Department of Health RB,
              Series 1996                         4.75    7/01/2001        1,252
   20,360   Long Island Power Auth. Electric
              Systems RB, Series 1998A (INS)
              (4),(a)                             5.15    6/01/2006       15,544
    5,325   Medical Care Facilities Finance
              Agency RB, Series 1994A (ETM)       5.80    2/15/2001        5,354
    3,000   Nassau County GO, Series 2000F        7.00    3/01/2003        3,140
            New York City GO,
    1,450     Series 1995D (ETM)                  6.50    2/01/2002        1,489
    3,550     Series 1995D                        6.50    2/01/2002        3,642
    3,325     Series 1996K (ETM)                  5.50    4/01/2001        3,345
    4,900     Series 1998F                        5.50    8/01/2006        5,107
    6,420     Series 1998F                        5.50    8/01/2007        6,703
    5,815     Series 1999F                        4.88    8/01/2010        5,747
    3,000     Series 1999H                        5.00    3/15/2008        3,031
    3,750     Series 2001A                        5.00    5/15/2007        3,806
    3,940     Series 2001A                        5.00    5/15/2008        3,981
   10,000   New York City Transitional Finance
              Auth. RB, Series 1999A              5.00    8/15/2008       10,146
    4,010   State COP                             4.90    2/01/2002        4,029
    4,040   State COP                             4.90    8/01/2002        4,065
    2,035   State COP                             5.00    2/01/2003        2,053
   11,165   The City Univ. of New York COP        5.75    8/15/2003       11,502
            Thruway Auth. Highway and Bridge Trust
              Fund Bonds,
   10,000     Series 1999B (INS)(3)               5.00    4/01/2008       10,147
    7,650     Series 2000B (INS)(3)               5.50    4/01/2008        8,001
    7,880   Thruway Auth. RB, Series 1995         5.10    4/01/2001        7,910
    2,015   Ulster County IDA RB, Series 1999
              (LOC)                               5.20   11/15/2009        1,981
            Urban Development Corp. RB,
    4,400     Series 1993                         5.25    1/01/2003        4,457
    1,715     Series 7                            4.75    1/01/2002        1,720

            OHIO (0.6%)
            Franklin County Health Care
              Facilities RB,
    1,000     Series 1997                         4.70    7/01/2002          985
    1,000     Series 1997                         4.80    7/01/2003          975
      500     Series 1997                         5.00    7/01/2004          483
    1,425     Series 1997                         5.00    7/01/2005        1,361
    1,000     Series 1997                         5.10    7/01/2006          948
      475     Series 1997                         5.15    7/01/2007          445
      600     Series 1997                         5.25    7/01/2008          559

            OKLAHOMA (1.7%)
            Holdenville Industrial Auth. RB,
    1,380     Series 1995 (ETM)                   6.15    7/01/2004        1,443
      510     Series 1995 (ETM)                   6.35    7/01/2006          547
   15,000   Housing Development Auth. RB,
              Series 1997A                        4.75   12/01/2002       14,887

            PENNSYLVANIA (2.6%)
    4,435   East Hempfield Township IDA RB,
              Series 1996                         5.00    8/01/2001        4,447
    3,990   Hampden IDA RB, Series 1999           4.70    1/01/2007        3,801
   17,290   Higher Education Assistance Agency
              Student Loan RB, Series 1985A
              (INS)(3)                            6.80   12/01/2000       17,353

            PUERTO RICO (1.6%)
            Electric Power Auth. RB,
    5,000     Series 1997AA                       5.00    7/01/2003        5,076
    5,000     Series 1997AA                       5.00    7/01/2004        5,091
    5,587   Municipal Revenue Collection
              Center COP(c)                       6.85   10/17/2003        5,710

            TENNESSEE (0.4%)
    1,000   Shelby County Hospital RB, Series
              1993                                5.10   11/01/2003        1,000
    3,000   Springfield Hospital RB, Series 1998  4.90    8/01/2008        2,737

            TEXAS (6.3%)
            Abilene Higher Education Facilities
              Corp. RB,
      345     Series 1995 (ETM)                   5.40   10/01/2000          345
      935     Series 1995                         5.40   10/01/2000          935
      170     Series 1995 (ETM)                   5.50   10/01/2001          172
    1,310     Series 1995                         5.50   10/01/2001        1,321
      130     Series 1995 (ETM)                   5.60   10/01/2002          132
      870     Series 1995                         5.60   10/01/2002          884
    3,235   Austin Higher Education Auth. RB,
              Series 1998                         4.80    8/01/2009        2,999
            Bexar County Limited Tax GO,
    1,800     Series 1999(a)                      4.35    6/15/2006        1,359
    3,355     Series 1999(a)                      4.45    6/15/2007        2,404
    6,000   Calhoun County Navigation IDA PCRB,
              Series 1995                         4.65    6/01/2001        6,008
      750   Harlandale ISD School Refunding Bonds,
              Series 2000 (NBGA)(a)               5.10    8/15/2008          507
            Harrison County Health Facilities
              Development Corp. RB,
    1,010     Series 1998 (INS)(6)                4.80    1/01/2006          977
    1,055     Series 1998 (INS)(6)                4.80    1/01/2007        1,008
    1,110     Series 1998 (INS)(6)                4.90    1/01/2008        1,062
    3,000   Houston ISD GO, Series 1999A(a)       4.55    2/15/2009        1,950
            Houston ISD Public Facility Corp.
              Lease RB,
    3,885     Series 1998A (INS)(2),(a)           4.85    9/15/2007        2,743
    3,885     Series 1998A (INS)(2),(a)           4.90    9/15/2008        2,580
    4,805     Series 1998B (INS)(2),(a)           4.85    9/15/2007        3,393
    5,260     Series 1998B (INS)(2),(a)           4.90    9/15/2008        3,493
    2,500   Lampasas County IDC RB, Series 1997   5.20   12/01/2001        2,512
    3,495   Lewisville RB, Series 1998 (INS)(6)   5.00    9/01/2010        3,421
            Northeast Hospital Auth. RB,
    1,285     Series 1997                         5.25    5/15/2001        1,284
    2,870     Series 1997                         5.40    5/15/2003        2,851
    7,160   Tarrant County Water Control and
              Improvement District #1 RB, Series
              1993                                4.63    3/01/2004        7,160
            Tyler Health Facilities Development
              Corp. RB,
    2,700     Series 1997A                        5.00    7/01/2003        2,643
    3,120     Series 1997A                        5.00    7/01/2004        3,016
    1,625     Series 1997A                        5.13    7/01/2005        1,560
    1,100     Series 1997A                        5.20    7/01/2006        1,048
    1,125     Series 1997A                        5.30    7/01/2007        1,064
    1,440   Water Resources Finance Auth. RB,
              Series 1999 (INS)(2)                4.50    8/15/2007        1,414

            VIRGINIA (0.6%)
            Halifax County IDA Hospital RB,
    1,100     Series 1998                         4.50    9/01/2005        1,053
      600     Series 1998                         4.65    9/01/2007          565
      500     Series 1998                         4.75    9/01/2008          470
            Newport News IDA IDRB,
    1,650     Series 2000                         5.50    9/01/2006        1,724
    2,000     Series 2000                         5.50    9/01/2008        2,100

            WEST VIRGINIA (0.6%)
    6,000   Kanawha County PCRB, Series 1997      5.25    4/01/2002        6,026

            WISCONSIN (0.8%)
            Health and Educational Facilities
              Auth. RB,
      410     Series 1997                         5.10   12/15/2005          396
      430     Series 1997                         5.20   12/15/2006          413
      455     Series 1997                         5.25   12/15/2007          433
      475     Series 1997                         5.30   12/15/2008          452
    6,595   Waterford Union High School
              District GO                         5.30    3/01/2003        6,655
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $580,972)                579,037
--------------------------------------------------------------------------------

                             PUT BONDS (18.5%)

            ALABAMA (1.5%)
   15,000   Birmingham Special Care Facilities
              Financing Auth. RB, Series 2000A-2  6.00   11/15/2028       15,175

            CALIFORNIA (3.2%)
    3,285   Brentwood Capital Improvement RB,
              Series 1996 (LOC)                   5.25    6/01/2026        3,300
    6,765   Fresno MFH RB, Series 1997A           4.88    1/01/2028        6,644
    6,870   Redwood MFH RB, Series 1985B (NBGA)   5.20   10/01/2008        6,870
    4,000   Santa Rosa Housing Auth. MFH RB,
              Series 1995E (NBGA)                 4.85    9/01/2007        4,006
    5,805   South Gate Public Financing Auth. Tax
              Allocation Bonds, Series 1997 (LOC) 4.75    9/01/2019        5,792
    5,000   Statewide Community Development
              Auth. RB, Series 1999F              5.30    6/01/2029        5,053

            ILLINOIS (1.1%)
   10,980   Health Facilities Auth. RB, Series
              1998A (LOC)                         4.70    7/01/2031       10,860

            INDIANA (2.5%)
            Jasper County Industrial PCRB,
    9,800     Series 1988B                        4.80   11/01/2016        9,800
   10,000     Series 1988B                        4.45   11/01/2016       10,000
    3,700     Series 1988C                        4.45   11/01/2016        3,700
    1,500     Series 1988D                        4.45   11/01/2016        1,500

            LOUISIANA (4.9%)
   20,000   Public Facilities Auth. RB,
              Series 1985B-1 (INS)(2),(f)         5.00   12/01/2015       20,088
            St. Charles Parish PCRB,
   10,000     Series 1999B                        4.85    6/01/2030        9,930
   18,860     Series 1999C                        5.35   10/01/2029       18,813

            MICHIGAN (1.0%)
            Hospital Finance Auth. RB,
    5,000     Series 1999A                        5.30   11/15/2033        4,988
    5,000     Series 1999A                        5.20   11/15/2033        4,985

            OHIO (0.4%)
    4,155   Water Development PCRB, Series
              1998A(e)                            5.35   10/01/2030        4,155

            OKLAHOMA (0.2%)
    1,500   Tulsa County Home Finance Auth. RB,
              Series 1993A (INS)(9)               5.35   12/01/2018        1,509

            TEXAS (3.0%)
   10,000   Brazos River Auth. RB, Series 1999B   5.20   12/01/2018       10,022
    7,990   Lewisville RB, Series 1996 (PRE)(LOC) 5.00    5/01/2021        8,414
    7,500   Matagorda County Navigation
              District 1 PCRB, Series 1999A       4.90    5/01/2030        7,468
    4,000   Matagorda County Navigation
              District 1 RB, Series 1999C         5.20    5/01/2029        3,985

            WYOMING (0.7%)
    6,725   Community Development Auth.
              Housing RB, Series 1997-3           5.25    6/01/2017        6,717
--------------------------------------------------------------------------------
            Total put bonds (cost: $183,456)                             183,774
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (22.8%)

            ARKANSAS (0.5%)
    5,175   Texarkana IDRB, Series 1991           6.25    3/01/2021        5,175

            CALIFORNIA (2.5%)
    8,700   Alameda County IDA RB, Series
              1994 (NBGA)                         5.00    6/01/2004        8,700
    4,020   Gardena Financing Agency RB,
              Series 1991 (LOC)                   4.95    9/01/2011        4,020
    4,000   Irvine Ranch Water District RB,
              Series 1993 (LOC)                   4.75    4/01/2033        4,000
    7,841   Orange County District 88-1
              Improvement RB, Series 1988 (LOC)   4.75    9/02/2018        7,841

            FLORIDA (7.8%)
    8,505   Broward County Housing Finance Auth.
              MFH RB, Series 1990 (NBGA)          5.60   10/01/2007        8,505
    9,500   Capital Trust Agency MFH RB,
              Series 1999A (NBGA)(d)              5.67   12/01/2032        9,500
   20,350   Gulf Breeze Healthcare Facilities RB,
              Series 1999 (NBGA)(d)               5.67    1/01/2024       20,350
            Jacksonville Hospital RB,
   14,200     Series 1988 (LOC)                   7.15    2/01/2018       14,200
   11,200     Series 1989 (LOC)                   7.15    2/01/2019       11,200
   10,000   Orange County Health Facilities
              Auth. RB, Series 2000A (LIQ)        5.60    6/01/2030       10,000
    3,800   Orange County School Board COP,
              Series 2000B (LIQ)(INS)(2)          5.50    8/01/2025        3,800

            ILLINOIS (0.4%)
            Development Finance Auth. MFH RB,
      720     Series 1991 (LOC)                   7.05   10/01/2005          720
    2,735     Series 1991 (LOC)                   7.05   10/01/2015        2,735
      630   West Frankfort Commercial
              Redevelopment RB                    7.36    4/01/2007          630

            IOWA (0.6%)
    6,200   Storm Lake Higher Education
              Facilities RB, Series 2000 (LIQ)    5.90   11/01/2015        6,200

            KANSAS (2.5%)
   24,400   Burlington Environmental
              Improvement RB, Series 1998A        5.65    9/01/2015       24,400

            LOUISIANA (1.0%)
    9,835   Housing Finance Agency MFH RB,
              Series 1988B (LOC)                  5.80   12/01/2025        9,835

            MICHIGAN (0.7%)
    7,300   Job Development Auth. PCRB,
              Series 1985 (LOC)                   5.85   10/01/2008        7,300

            MISSOURI (0.1%)
      370   Health and Educational Facilities
              Auth. RB, Series 1999A (LOC)        5.75    8/15/2024          370

            NEW JERSEY (0.2%)
    1,950   Newark Healthcare Facility RB,
              Series A (LOC)                      6.90    6/01/2030        1,950

            NEW MEXICO (1.2%)
   12,000   Hospital Equipment Loan Council RN,
              Series 2000A(d)                     7.02    1/03/2002       12,000

            NEW YORK (1.0%)
    3,230   Long Island Power Auth. Electric
              Systems RB, Series 6 (LOC)          5.45    5/01/2033        3,230
            New York City GO,
    1,700     Series 1994A-10 (LOC)               5.50    8/01/2016        1,700
    3,100     Series 1994A-8 (LOC)                5.55    8/01/2017        3,100
    1,600   St. Lawrence County IDA PCRB,
              Series 1985 (LOC)                   5.55   12/01/2007        1,600

            OREGON (0.2%)
    2,300   Clackamas County Hospital Facility RB,
              Series 1999C (LOC)                  5.65    5/15/2029        2,300

            PENNSYLVANIA (0.0%)
      100   Allegheny County IDA RB, Series
              1997B (LOC)                         5.65    7/01/2027          100

            SOUTH CAROLINA (3.7%)
   36,500   Jobs Economic Development Auth. RB,
              Series 1999(d)                      7.12   12/01/2001       36,500

            VIRGINIA (0.4%)
    1,100   Alexandria Redevelopment and Housing
              Auth. RB, Series 1996B (LOC)        5.55   10/01/2006        1,100
    2,600   Norfolk Redevelopment and Housing
              Auth. RB, Series 1999 (LOC)         5.55    9/01/2009        2,600
      500   Waynesboro IDA RB, Series 1997 (LOC)  5.55   12/15/2028          500
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $226,161)            226,161
--------------------------------------------------------------------------------
            Total investments (cost: $990,589)                          $988,972
================================================================================



      PORTFOLIO SUMMARY BY CONCENTRATION
  -----------------------------------------
  Hospitals                            19.3%
  Electric Utilities                   10.1
  General Obligations                  10.0
  Appropriated Debt                     6.9
  Escrowed Bonds                        6.7
  Multifamily Housing                   5.6
  Education                             4.2
  Electric/Gas Utilities-Municipal      4.1
  Student Loans                         3.5
  Water/Sewer Utilities-Municipal       2.9
  Paper & Forest Products               2.6
  Health Care-Miscellaneous             2.3
  Single-Family Housing                 2.2
  Airport/Port                          2.0
  Finance-Municipal                     2.0
  Real Estate Tax/Fee                   2.0
  Toll Roads                            1.9
  Foods                                 1.6
  Chemicals                             1.4
  Nursing/Continuing Care Centers       1.1
  Aluminum                              1.0
  Banks-Major Regional                  1.0
  Special Assessment/Tax/Fee            1.0
  Other                                 4.4
                                       ----
  Total                                99.8%
                                       ====



    PORTFOLIO SUMMARY BY STATE
  ------------------------------
  Alabama                   1.6%
  Alaska                    0.4
  Arizona                   1.0
  Arkansas                  0.5
  California                6.4
  Colorado                  0.4
  Connecticut               1.0
  District of Columbia      0.5
  Florida                   7.9
  Georgia                   0.4
  Guam                      1.2
  Hawaii                    0.5
  Idaho                     0.4
  Illinois                  5.5
  Indiana                   4.6
  Iowa                      1.1
  Kansas                    2.5
  Louisiana                 9.4
  Maine                     1.4
  Massachusetts             4.1
  Michigan                  3.7
  Minnesota                 0.6
  Mississippi               1.1
  Missouri                  0.7
  Montana                   0.4
  Nebraska                  0.7
  New Jersey                0.2
  New Mexico                1.2
  New York                 16.7
  Ohio                      1.0
  Oklahoma                  1.8
  Oregon                    0.2
  Pennsylvania              2.6
  Puerto Rico               1.6
  South Carolina            3.7
  Tennessee                 0.4
  Texas                     9.3
  Virginia                  1.0
  West Virginia             0.6
  Wisconsin                 0.8
  Wyoming                   0.7
                           ----
  Total                    99.8%
                           ====









USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)


PRINCIPAL                                         COUPON      FINAL
  AMOUNT               SECURITY                    RATE      MATURITY     VALUE
--------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (72.1%)

            ALABAMA (1.8%)
  $22,000   Birmingham Medical Clinic Board RB,
              Series 1998 (LOC)                     5.62%  10/01/2028 $   22,000
    9,500   Evergreen Board IDRB, Series 1985
              (LOC)                                 4.50   12/01/2004      9,500
    1,225   Montgomery Engelside Medical Clinic
              Board RB, Series 1999A (LOC)          5.85    3/01/2008      1,225

            ALASKA (0.2%)
    3,230   Industrial Development and Export
              Auth. RB,Series 1991 (LOC)            5.60   11/01/2009      3,230

            ARIZONA (0.4%)
    6,705   Pinal County IDA RB, Series 1995 (LOC)  5.70   12/01/2022      6,705

            CALIFORNIA (0.2%)
    3,400   Irvine IDA RB, Series 1985 (LOC)        6.10   11/01/2005      3,400

            COLORADO (1.0%)
    5,000   Centennial Downs Metropolitan District
              GO, Series 1999 (LOC)                 5.60   12/01/2028      5,000
    8,000   Educational and Cultural Facilities RB,
              Series 1998 (LOC)                     5.60    8/01/2013      8,000
    3,070   El Paso County Economic Development RB,
              Series 1996 (LOC)                     5.65   11/01/2021      3,070
            Health Facilities Auth. RB,
    1,665     Series 1995 (LOC)                     5.65    9/01/2015      1,665
    1,805     Series 1996A (LOC)                    5.65   12/01/2016      1,805

            DELAWARE (0.1%)
    2,100   Economic Development Auth. RB,
              Series 1993C                          5.70   10/01/2028      2,100

            FLORIDA (12.7%)
    2,885   Broward County Housing Finance Auth.
              MFH RB, Series 1990 (NBGA)            5.60   10/01/2007      2,885
            Capital Trust Agency MFH RB,
   73,300     Series 1999A (NBGA)(d)                5.67   12/01/2032     73,300
   15,000     Series 1999B (NBGA)(d)                5.67   12/01/2032     15,000
   28,800   Dade County Health Facilities Auth. RB,
              Series 1990 (LOC)                     5.65    9/01/2020     28,800
    2,275   Dade County IDA RB, Series 1996 (LOC)   5.75   10/01/2016      2,275
    4,000   Department of Juvenile Justice
              Certificate of Lease Series 1998,
              MERLOT Series 2000 000 (LIQ)
              (INS)(1),(d)                          5.50    6/15/2019      4,000
   89,400   Gulf Breeze Healthcare Facilities RB,
              Series 1999 (NBGA)(d)                 5.67    1/01/2024     89,400
    4,000   Housing Finance Agency MFH RB,
              Series 1985D (LOC)                    5.50    8/01/2006      4,000
    4,700   Miami Dade County Educational
              Facilities Auth. RB, Series 1998
              (LOC)                                 5.75   10/01/2018      4,700
    4,790   Miami Dade County IDRB, Series
              1999 (LOC)                            5.55    6/01/2019      4,790
    5,000   Orange County Health Facilities Auth.
              RB, Series 2000A (LIQ)                5.60    6/01/2030      5,000
    1,815   Sarasota Educational Facilities RB,
              Series 1996 (LOC)                     5.60    2/01/2021      1,815
    2,600   University Athletic Association RB,
              Series 1990 (LOC)                     5.60    2/01/2020      2,600

            GEORGIA (0.5%)
    4,000   Columbus Hospital Auth. RB, Series
              1997 (LOC)                            5.60    1/01/2018      4,000
    3,200   Fulton County Residential Care
              Facilities RB, Series 1996 (LOC)      5.65    1/01/2018      3,200
    2,765   Peachtree Development Auth. RB,
              Series 1988 (LOC)                     5.85    7/01/2010      2,765

            IDAHO (0.5%)
    4,075   Health Facilities Auth. RB, Series
              1995 (LOC)                            5.65    5/01/2022      4,075
    5,000   Nez Perce County PCRB, Series 1984
              (LOC)                                 5.55   12/01/2014      5,000

            ILLINOIS (3.7%)
   10,000   Chicago RB, Series 2000A (LOC)          5.60    6/01/2005     10,000
    2,700   Development Finance Auth. Educational
              Facilities RB, Series 2000A (LOC)     5.75   10/01/2030      2,700
   15,800   Development Finance Auth. MFH RB,
              Series 1993 (LOC)                     5.80   12/01/2013     15,800
            Development Finance Auth. RB,
    2,290     Series 1998 (LOC)                     5.65    8/01/2022      2,290
      815     Series 1999A (LIQ)                    5.60   10/01/2029        815
   12,000   Du Page County RB, Series 1999 (LOC)    5.65    7/01/2024     12,000
    5,500   Educational Facilities Auth. RB,
              Series 1999A (LOC)                    5.63    6/01/2029      5,500
    1,445   Evanston IDRB, Series 1985 (LOC)        4.80    5/01/2015      1,445
   10,120   Hopedale IDRB, Series 1998 (LOC)        5.65    5/01/2009     10,120
    1,000   Lake County Industrial Building RB,
              Series 1985 (LOC)                     5.80   10/01/2015      1,000
    6,600   Sauget Village PCRB                     5.70    5/01/2028      6,600
    1,860   Winnebago County Health Care Facility
              RB, Series 1996 (LOC)                 5.60    1/01/2017      1,860

            INDIANA (1.1%)
            Crawfordsville Economic Development
              RB,
    3,500     Series 1999A (LOC)                    5.60    1/01/2030      3,500
      700     Series 1999B (LOC)                    5.65    1/01/2030        700
    2,155   Development Finance Auth. Economic
              Development RB, Series 1998 (LOC)     5.65    9/01/2018      2,155
    7,190   Educational Facilities Auth. RB,
              Series 2000A (LOC)                    5.60   12/01/2029      7,190
      970   Hobart Economic Development RB,
              Series 1993 (LOC)                     5.65    6/01/2003        970
    1,300   Huntington Industrial Economic
              Development RB, Series 1990           5.65    6/26/2014      1,300
    4,455   Indianapolis Economic Development RB,
              Series 1997 (LOC)                     5.55    5/01/2018      4,455

            IOWA (0.8%)
    5,300   Chillicothe PCRB, Series 1991           5.65   11/01/2010      5,300
    2,500   Finance Auth. MFH Refunding RB,
              Series 1995A (LOC)                    5.75   12/01/2017      2,500
    2,000   Finance Auth. Private School Facilities
              RB, Series 1998 (LOC)                 5.75    6/01/2028      2,000
    4,990   Finance Auth. Purchase RB, Series
              1999 (LOC)                            5.70    2/01/2019      4,990

            KANSAS (3.1%)
            Burlington Environmental Improvement RB,
   28,000     Series 1998A                          5.65    9/01/2015     28,000
   30,430     Series 1998B                          5.65    9/01/2015     30,430

            KENTUCKY (6.1%)
    3,000   Boyd County Industrial Building RB,
              Series 2000 (LOC)                     5.63   10/01/2015      3,000
   24,505   Breckinridge County Lease Program RB,
              Series 1999 (LOC)                     5.55   12/01/2029     24,505
    6,700   Economic Development Finance Auth.
              Hospital RB, Series 1998A (LOC)       5.80    8/01/2013      6,700
            Economic Development Finance Auth. RB,
    1,800     Series 1997 (LOC)                     5.70   11/01/2017      1,800
   44,365     Series 1998 (LIQ)(INS)(8)             5.75    8/01/2018     44,365
    2,000   Frankfort Economic Development RB,
              Series 1990                           5.65    5/07/2014      2,000
    9,490   Hancock County Industrial Building RB,
              Series 1991 (LOC)                     5.75    7/01/2011      9,490
    3,055   Hardin County Water District Number 001
              Water RB, Series 1998 (LOC)           5.65    9/01/2018      3,055
    6,185   Jefferson County Industrial Building RB,
              Series 1997 (LOC)                     5.65    1/01/2011      6,185
    4,400   Jefferson County MFH RB, Series 1996
              (LOC)                                 5.80   12/01/2026      4,400
    6,000   Jeffersontown League of Cities Funding
              Trust Lease Program RB,
              Series 2000 (LOC)                     5.55    3/01/2030      6,000
    2,000   Middletown RB, Series 1999 (LOC)        5.60    7/01/2012      2,000

            LOUISIANA (1.9%)
            Ascension Parish PCRB,
    7,500     Series 1985 (LOC)                     5.75   12/01/2005      7,500
    1,550     Series 1990 (LOC)                     5.65    9/01/2010      1,550
    6,600     Series 1992 (LOC)                     5.65    3/01/2011      6,600
   10,000   Delhi IDRB, Series 1996                 5.70   12/01/2012     10,000
    5,730   Public Facilities Auth. IDRB,
              Series 1996 (LOC)                     5.85   12/01/2014      5,730
    3,900   Public Facilities Auth. MFH RB,
              Series 1991 (NBGA)                    5.75    7/01/2007      3,900
    1,100   Public Facilities Auth. PCRB,
              Series 1992                           5.65    8/01/2017      1,100

            MARYLAND (1.2%)
    2,500   IDA Economic Development RB,
              Series 1994                           5.85   12/01/2003      2,500
   20,200   Montgomery County MFH RB, Series 1993
              Issue I (NBGA)(d)                     5.60   11/01/2020     20,200

            MASSACHUSETTS (1.6%)
    5,680   Industrial Finance Agency RB,
              Series 1997 (LOC)                     4.48    5/01/2027      5,680
   23,990   Revere Housing Auth. MFH RB,
              Series 1991C (LOC)                    5.65    9/01/2028     23,990

            MICHIGAN (1.2%)
    9,200   Detroit Downtown Development Auth.
              RB (LOC)                              5.60   12/01/2010      9,200
    7,500   Hospital Finance Auth. Equipment Loan
              RB, Series B (LOC)                    4.39    5/01/2030      7,500
    5,000   Southfield Economic Development Corp.
              RB, Series 2000 (LOC)                 5.55    2/01/2035      5,000

            MINNESOTA (1.3%)
            Minneapolis MFH RB,
    8,510     Series 1995 (Laurel Curve) (NBGA)     5.85   12/01/2030      8,510
    7,535     Series 1995 (The Deforest) (NBGA)     5.85   12/01/2030      7,535
    7,530     Series 1995 (The McNair) (NBGA)       5.85   12/01/2030      7,530

            MISSISSIPPI (0.3%)
    3,710   Hinds County Urban Renewal RN,
              Series 1991 (LOC)                     5.65    1/01/2007      3,710
    1,900   Hospital Equipment and Facilities Auth.
              RB, Series 2000 (LOC)                 5.72    7/01/2015      1,900

            MISSOURI (2.1%)
            Clayton IDA RB,
    5,225     Series 1994A (LOC)                    5.75   12/01/2006      5,225
    5,275     Series 1994B (LOC)                    5.75    2/01/2007      5,275
    7,375     Series 1995C (LOC)                    5.75    5/01/2005      7,375
    4,950   Environmental Improvement and Energy
              Resources Auth. RB, Series 1992       5.60    7/01/2017      4,950
            Health and Educational Facilities
              Auth. RB,
    5,950     Series 1998 (LOC)                     5.60    7/01/2023      5,950
    2,840     Series 1999A (LOC)                    5.75    8/15/2024      2,840
    7,000     Series 2000 (LOC)                     5.60    7/01/2025      7,000
    1,000   West Plains IDA RB, Series 1986 (LOC)   4.70   11/01/2010      1,000

            NEW HAMPSHIRE (0.7%)
   12,335   Manchester Housing Auth. MFH RB,
              Series 1990A (LOC)                    5.55    6/15/2015     12,335

            NEW YORK (0.4%)
    1,800   Hempstead Town IDA RB, Series 1999
              (NBGA)                                5.65   12/01/2010      1,800
    5,750   Tompkins County IDA RB, Series 2000
              (LOC)                                 5.40    6/01/2025      5,750

            NORTH CAROLINA (1.7%)
    3,300   Buncombe County Industrial Facilities
              Financing Auth. IDRB, Series 1996     5.65   11/01/2006      3,300
   13,045   Medical Care Commission Health Care
              Facilities RB, Series 1999 (LOC)      5.60    3/01/2024     13,045
   15,795   Medical Care Commission Retirement
              Facilities RB, Series A (LOC)         5.60    9/01/2033     15,795

            OHIO (3.4%)
    8,000   Air Quality Development Auth. RB,
              Series 1989A (LOC)                    5.45    2/01/2014      8,000
    6,000   Clark County IDA RB (LOC)               5.80   12/01/2010      6,000
   31,385   Clinton County Hospital RB, Series
              1999 (LOC)                            5.60    7/01/2029     31,385
    6,500   Cuyahoga County IDRB, Series 2000
              (LOC)                                 5.60   11/01/2019      6,500
    7,650   Lorain County Economic Development RB,
              Series 2000 (LOC)                     5.60    8/01/2022      7,650
    4,500   Water Development Auth. PCRB,
              Series 1997B (LOC)                    5.50    8/01/2020      4,500

            OKLAHOMA (4.2%)
   44,000   Development Finance Auth. RB,
              Series 1999A (LIQ)                    5.60    6/01/2029     44,000
    6,200   IDA RB, Series 1998 (LOC)               5.60    8/01/2018      6,200
   24,200   Muskogee Industrial Trust PCRB RB,
              Series 1995A                          5.70    1/01/2025     24,200
            Muskogee Industrial Trust RB,
    2,300     Series 1985 (LOC)                     5.80   12/01/2015      2,300
    2,760     Series 1985 (LOC)                     5.80   12/01/2015      2,760

            OREGON (3.5%)
   11,200   Clackamas County Hospital Facility RB,
              Series 1999C (LOC)                    5.65    5/15/2029     11,200
            Medford Hospital Facilities Auth. RB,
   15,000     Series 1985 (LOC)                     5.65   12/01/2015     15,000
   15,800     Series 1991 (LOC)                     5.65    5/01/2021     15,800
   23,355     Series 1997 (LOC)                     5.65    5/15/2027     23,355

            PENNSYLVANIA (0.4%)
    1,750   Allegheny County IDA RB,
              Series 1994 (LOC)                     5.60   12/01/2008      1,750
    6,000   Allentown Redevelopment Auth. MFH RB,
              Series 1990 (LOC)                     5.65    7/01/2020      6,000

            SOUTH DAKOTA (1.3%)
   19,865   Health and Educational Facilities
              Auth. RB,
              Series 2000 (LIQ)(INS)(1)             5.60    7/01/2025     19,865
    4,500   Yankton IDRB, Series 1997               5.62    7/01/2006      4,500

            TENNESSEE (9.5%)
   25,000   Knox County Health, Educational, and
              Housing Facilities Board RB,
              Series 1999A (LIQ)                    5.60    5/01/2029     25,000
      900   Maryville IDB Education RB,
              Series 1997B (LOC)                    5.77    8/01/2002        900
   20,000   Memphis Health, Educational, and Housing
              Facility Board RB, Series 2000
              (NBGA)(d)                             5.67    8/01/2032     20,000
            Nashville and Davidson County IDB
              MFH RB,
    6,710     Series 1989 (LOC)                     5.65    9/01/2019      6,710
    9,680     Series 1989 (LOC)                     5.65   10/01/2019      9,680
   14,205     Series 1995 (NBGA)                    5.90   11/01/2012     14,205
    1,750   Nashville and Davidson County IDB RB,
              Series 1999 (LOC)                     5.77    7/01/2006      1,750
    9,285   Smyrna Housing Association Inc. MFH RB,
              Series 1989 (LOC)                     5.65    8/01/2019      9,285
   85,000   Sumner County Health, Educational, and
              Housing Facilities RB,
              Series 1999A (NBGA)(d)                5.65    6/01/2029     85,000
    5,500   Williamson County IDB RB,
              Series 2000 (LOC)                     5.72    3/01/2020      5,500

            TEXAS (2.9%)
   10,400   Alamo Heights Higher Education Facility
              RB, Series 1999A (LOC)                5.80    4/01/2019     10,400
   10,400   Amarillo Health Facilities Corp. RB,
              Series 1985 (LOC)                     5.70    5/31/2025     10,400
    6,400   Arlington IDC RB, Series 1985 (LOC)     4.85   10/01/2020      6,400
    3,300   Austin Higher Education Auth. RB,
              Series 2000 (LOC)                     5.60    4/01/2025      3,300
    3,000   Bell County Health Facilities
              Development Corp. RB, Series 1998
              (LOC)                                 5.60    5/01/2023      3,000
    1,930   Brazos River Auth. PCRB, Series 1988    5.65   11/01/2000      1,930
      800   Garland IDA PCRB                        6.10   12/01/2005        800
    2,000   Grayson County IDC RB, Series 1991      5.60   12/01/2002      2,000
    2,000   Harris County Housing Finance Corp.
              MFH RB, Series 1988A (NBGA)           5.60    6/01/2005      2,000
    2,900   Houston Higher Education Finance Corp.
              RB, Series 2000 (LOC)                 5.60    7/01/2020      2,900
    4,400   Matagorda County Hospital District RB,
              Series 1988 (LOC)                     5.80    8/01/2018      4,400
    1,800   North Central IDA RB, Series 1983       5.65   10/01/2013      1,800
    3,900   Polly Ryon Hospital Auth. RB,
              Series 1999 (LOC)                     5.60   11/01/2024      3,900
    1,185   Port Corpus Christi IDC RB, Series
              1992 (LOC)                            5.65    7/01/2002      1,185

            UTAH (0.4%)
    6,900   Ogden City IDRB, Series 1986 (LOC)      4.50    9/01/2013      6,900

            VIRGINIA (0.5%)
    2,590   Alexandria Redevelopment and Housing
              Auth. RB, Series 1996B (LOC)          5.55   10/01/2006      2,590
    4,100   Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (LOC)                    5.55    7/01/2016      4,100
    2,400   Waynesboro IDA RB, Series 1997 (LOC)    5.55   12/15/2028      2,400

            WASHINGTON (0.3%)
    6,000   Housing Finance RB, Series 1997 (LOC)   5.75    1/01/2027      6,000

            WISCONSIN (0.3%)
    2,500   Health and Educational Facilities Auth.
              RB, Series 1997 (LOC)                 5.70   11/01/2017      2,500
    2,700   Whitefish Bay Village Recreational
              Facilities RB, Series 2000 (LOC)      5.60    4/01/2020      2,700

            WYOMING (0.8%)
            Sweetwater County PCRB,
    9,335     Series 1992A                          5.75    4/01/2005      9,335
    6,305     Series 1992B                          5.75   12/01/2005      6,305
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $1,349,940)        1,349,940
--------------------------------------------------------------------------------

                           PUT BONDS (10.2%)

            ARIZONA (0.5%)
    8,895   Mesa Municipal Development Corp. RB,
              Series 1996A (LOC)                    3.80   10/15/2016      8,895

            FLORIDA (0.2%)
    3,800   Housing Finance Corp. Homeowner
              Mortgage RB, 2000 Series 8            4.20    7/01/2017      3,800

            GEORGIA (0.2%)
    4,465   Marietta Housing Auth. MFH RB,
              Series 1985E (LOC)                    4.35    1/15/2009      4,465

            ILLINOIS (4.0%)
            Health Facilities Auth. RB,
   15,000     Series 1985B                          4.45    8/15/2015     15,000
   20,000     Series 1988                           4.20    8/15/2010     20,000
   25,000     Series 1995                           4.25    6/01/2030     25,000
   14,000     Series 1996                           4.75    8/15/2030     14,000

            INDIANA (0.8%)
            Jasper County Industrial PCRB,
   10,000     Series 1988B                          4.45   11/01/2016     10,000
    5,500     Series 1988C                          4.45   11/01/2016      5,500

            KENTUCKY (0.3%)
    5,500   Lexington-Fayette Urban County RB,
              Series 1987 (LOC)                     4.35    4/01/2015      5,500

            MONTANA (2.5%)
            Board of Investments Municipal Finance
              Consolidation Act Bonds,
    3,140     Series 1991 (NBGA)                    4.35    3/01/2001      3,140
    6,165     Series 1992 (NBGA)                    4.35    3/01/2005      6,165
    6,795     Series 1995 (NBGA)                    4.35    3/01/2010      6,795
    9,915     Series 1997 (NBGA)                    4.35    3/01/2017      9,915
   12,430     Series 1998 (NBGA)                    4.35    3/01/2018     12,430
    7,500     Series 2000 (NBGA)                    4.35    3/01/2025      7,500

            NEW HAMPSHIRE (0.4%)
    7,205   IDA Resources Recovery RB,
              Series 1985 (INS)(1)                  4.38    7/01/2007      7,205

            PENNSYLVANIA (0.1%)
    2,000   Ferguson Industrial and Commercial
              Development Auth. RB, Series 1981     4.20   11/01/2006      2,000

            VIRGINIA (1.2%)
    4,000   Louisa IDA PCRB, Series 1984            4.50   12/01/2008      4,000
   19,400   York County IDA PCRB, Series 1985       4.30    7/01/2009     19,400
--------------------------------------------------------------------------------
            Total put bonds (cost: $190,710)                             190,710
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (17.9%)

            FLORIDA (1.6%)
    9,500   Lee County Hospital Board of Directors
              RB, Series 1991A (PRE)                6.60    4/01/2020      9,793
   19,500   South Broward Hospital District RB,
              Series 1991 (PRE)                     6.61    5/13/2021     20,090

            HAWAII (0.2%)
    4,480   State GO, Series 1997CP (INS)(3)        5.00   10/01/2000      4,480

            LOUISIANA (0.4%)
            Public Facilities Auth. GO,
    4,350     Series 1999B                          4.25   10/24/2000      4,351
    3,265     Series 1999C                          4.25   10/24/2000      3,266

            MASSACHUSETTS (3.0%)
    5,000   Springfield GO BAN (LOC)                4.75    1/12/2001      5,007
   24,177   Triton Regional School District BAN     4.75    4/12/2001     24,232
   12,441   Whitman Hanson Regional School
              District BAN                          4.25   10/13/2000     12,443
   13,840   Whitman Hanson Regional School
              District BAN                          4.50    4/19/2001     13,856

            MICHIGAN (0.3%)
    1,800   Gladstone Area Schools State Aid Notes  5.20    8/22/2001      1,809
    3,000   Oscoda Area Schools District State
              Aid Notes                             5.15    7/20/2001      3,015

            MINNESOTA (0.3%)
    3,600   Greenway ISD Number 316 GO,
              Series 2000 (NBGA)                    4.50    9/30/2001      3,601
    2,500   Southern Minnesota Municipal Power
              Agency RB, Series 1989B (INS)(1),(a)  4.40    1/01/2001      2,473

            MISSOURI (1.0%)
            Health and Educational Facilities
              Auth. RAN,
    1,200     Series 2000A                          4.75    4/20/2001      1,202
    4,150     Series 2000B                          4.75    4/20/2001      4,159
      815     Series 2000D                          4.75    4/20/2001        816
    1,360     Series 2000E (LOC)                    4.75    4/20/2001      1,363
    5,500     Series 2000F                          4.75    4/20/2001      5,510
    2,025     Series 2000G                          4.75    4/20/2001      2,029
    1,500     Series 2000H                          4.75    4/20/2001      1,503
    2,000     Series 2000J                          4.75    4/20/2001      2,004

            NEW YORK (1.2%)
    2,000   Andover Central School District
               BAN, Series 2000                     4.63    1/26/2001      2,003
   12,175   Oneida County GO BAN                    4.50    4/20/2001     12,183
    8,450   South Seneca Central School
              District BAN, Series 2000             4.63    3/15/2001      8,464

            TEXAS (8.6%)
            Dallas Area Rapid Transit CP Notes,
   11,100     Series 1998B (LOC)                    4.25   10/12/2000     11,100
    1,500     Series 1998B (LOC)                    4.05   10/12/2000      1,500
    8,000     Series 1998B (LOC)                    4.25   12/08/2000      8,000
    2,500     Series 1998B (LOC)                    4.25   12/08/2000      2,500
    6,700     Series 1998B (LOC)                    4.15   12/08/2000      6,700
    6,200     Series 1998C (LOC)                    4.25   11/20/2000      6,200
   15,000     Series 1998D (LOC)                    4.45   10/30/2000     15,000
    5,000     Series 1998D (LOC)                    4.40   12/15/2000      5,000
    2,000     Series 2000C (LOC)                    4.30   12/08/2000      2,000
            Dallas Waterworks and Sewer System
              CP Notes,
    1,888     Series 1999B                          5.25   10/04/2000      1,888
   15,594     Series 1999B                          4.70   10/18/2000     15,594
      894     Series 1999B                          4.35   10/18/2000        894
    9,127     Series 1999B                          4.25   10/20/2000      9,127
    9,932     Series 1999B                          4.15   11/16/2000      9,932
   14,484     Series 1999B                          4.40   12/14/2000     14,484
   10,000   Houston GO CP Notes, Series 1995A       4.40   12/14/2000     10,000
    5,000   Houston Water and Sewer System CP
              Notes, Series A                       4.75   10/18/2000      5,000
    1,000   Municipal Power Agency CP Notes,
              Series 1991                           4.05   11/09/2000      1,000
            Public Financing Auth. GO CP Notes,
   15,000     Series 1993A                          4.55   10/23/2000     15,000
   10,000     Series 1993A                          4.35   11/10/2000     10,000
    5,500     Series 1993A                          4.40   12/15/2000      5,500
    5,125   Sabine River Auth. Water Supply
              Facilities RB, Series 1991            6.50   12/01/2000      5,143

            WISCONSIN (1.3%)
   10,700   Eau Claire Area School District BAN,
              Series 2000A                          4.60    5/15/2001     10,704
   10,000   Kenosha Unified School District TAN,
              Series 1999B                          4.25   11/01/2000     10,003
    4,650   Oconto Falls Public School District
              BAN                                   4.80    4/01/2001      4,651
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $336,572)                336,572
--------------------------------------------------------------------------------
            Total investments (cost: $1,877,222)                      $1,877,222
================================================================================

         PORTFOLIO SUMMARY BY CONCENTRATION
   ----------------------------------------------
   Hospitals                                 19.5%
   Multifamily Housing                       15.9
   Electric Utilities                         8.4
   General Obligations                        7.8
   Education                                  7.2
   Nursing/Continuing Care Centers            6.1
   Health Care-Miscellaneous                  6.0
   Finance-Municipal                          4.1
   Banks-Major Regional                       4.0
   Sales Tax                                  3.6
   Water/Sewer Utilities-Municipal            3.5
   Buildings                                  2.3
   Escrowed Bonds                             1.6
   Electrical Equipment                       1.5
   Manufacturing-Diversified Industries       1.2
   Chemicals                                  1.0
   Miscellaneous                              1.0
   Other                                      5.5
                                            -----
   Total                                    100.2%
                                            =====



      PORTFOLIO SUMMARY BY STATE
  -----------------------------------
  Alabama                        1.8%
  Alaska                         0.2
  Arizona                        0.8
  California                     0.2
  Colorado                       1.1
  Delaware                       0.1
  Florida                       14.5
  Georgia                        0.8
  Hawaii                         0.2
  Idaho                          0.5
  Illinois                       7.7
  Indiana                        1.9
  Iowa                           0.8
  Kansas                         3.1
  Kentucky                       6.4
  Louisiana                      2.4
  Maryland                       1.2
  Massachusetts                  4.6
  Michigan                       1.4
  Minnesota                      1.6
  Mississippi                    0.3
  Missouri                       3.1
  Montana                        2.5
  New Hampshire                  1.0
  New York                       1.6
  North Carolina                 1.7
  Ohio                           3.4
  Oklahoma                       4.2
  Oregon                         3.5
  Pennsylvania                   0.5
  South Dakota                   1.3
  Tennessee                      9.5
  Texas                         11.5
  Utah                           0.4
  Virginia                       1.7
  Washington                     0.3
  Wisconsin                      1.6
  Wyoming                        0.8
                               -----
  Total                        100.2%
                               =====









NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)


GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market funds, these securities represented 3.5%, 10.5%, 7.1%, and 0.1% of the Funds' net assets, respectively.

(b) Adjustable-rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(c) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. For the USAA Long-Term Fund, USAA Intermediate-Term Fund, and USAA Short-Term Fund, these securities represented 1.0%, 0.7%, and 2.1% of the Funds' net assets, respectively.

For the USAA Long-Term Fund, the Texas State Veteran's Land Board GO is exempt from registration under the Securities Act of 1933, and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(d) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. These securities represented 3.7%, 2.0%, 9.0%, and 16.4% of the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund's net assets, respectively.

(e) At September 30, 2000, the cost of securities purchased on a delayed-delivery basis for the USAA Long-Term Fund, USAA Intermediate-Term Fund, and USAA Short-Term Fund were $23.7 million, $5.8 million, and $4.2 million, respectively.

(f)  At  September   30,  2000,   this   security   was   segregated   to  cover
delayed-delivery purchases.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

                                                       USAA            USAA
                                                     LONG-TERM     INTERMEDIATE-
                                                        FUND          TERM FUND
                                                     ---------------------------
ASSETS
  Investments in securities, at market value
    (identified cost of $1,930,942, and $2,140,058,
    respectively)                                    $1,922,287      $2,163,729
  Cash                                                      171           1,799
  Receivables:
    Capital shares sold                                     277             271
    Interest                                             33,248          32,953
    Securities sold                                      27,940           -
                                                     ---------------------------
      Total assets                                    1,983,923       2,198,752
                                                     ---------------------------

LIABILITIES
  Securities purchased                                   23,687          26,510
  Capital shares redeemed                                   548             781
  USAA Investment Management Company                        453             499
  USAA Transfer Agency Company                               83              92
  Accounts payable and accrued expenses                     100             146
  Dividends on capital shares                             2,897           2,582
                                                     ---------------------------
       Total liabilities                                 27,768          30,610
                                                     ---------------------------
          Net assets applicable to
            capital shares outstanding               $1,956,155      $2,168,142
                                                     ===========================

REPRESENTED BY:
  Paid-in capital                                    $1,984,237      $2,159,749
  Accumulated net realized loss on investments          (19,427)        (15,278)
  Net unrealized appreciation
    (depreciation) of investments                        (8,655)         23,671
                                                     ---------------------------
          Net assets applicable to
            capital shares outstanding               $1,956,155      $2,168,142
                                                     ===========================
  Capital shares outstanding                            152,003         170,926
                                                     ===========================
  Authorized shares of $.01 par value                   290,000         302,000
                                                     ===========================
  Net asset value, redemption price,
    and offering price per share                     $    12.87      $    12.68
                                                     ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                     USAA        USAA TAX EXEMPT
                                                   SHORT-TERM      MONEY MARKET
                                                      FUND             FUND
                                                   -----------------------------
ASSETS
   Investments in securities, at market value
     (identified cost of $990,589 and $1,877,222
     respectively)                                 $  988,972       $1,877,222
   Cash                                                   558            3,272
   Receivables:
     Capital shares sold                                  389            2,159
     Interest                                          11,288           11,906
                                                   ---------------------------
        Total assets                                1,001,207        1,894,559
                                                   ---------------------------

LIABILITIES
   Securities purchased                                 8,857           15,805
   Capital shares redeemed                                739            5,199
   USAA Investment Management Company                     229              429
   USAA Transfer Agency Company                            48               83
   Accounts payable and accrued expenses                   82              101
   Dividends on capital shares                            690              218
                                                   ---------------------------
        Total liabilities                              10,645           21,835
                                                   ---------------------------
          Net assets applicable to
            capital shares outstanding             $  990,562       $1,872,724
                                                   ===========================

REPRESENTED BY:
   Paid-in capital                                 $  995,539       $1,872,724
   Accumulated net realized loss on investments        (3,360)           -
   Net unrealized depreciation of investments          (1,617)           -
                                                   ---------------------------
          Net assets applicable to
            capital shares outstanding             $  990,562       $1,872,724
                                                   ===========================
   Capital shares outstanding                          94,119        1,872,724
                                                   ===========================
   Authorized shares of $.01 par value                190,000        3,235,000
                                                   ===========================
   Net asset value, redemption price,
      and offering price per share                 $    10.52       $     1.00
                                                   ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000
(UNAUDITED)

                                                    USAA              USAA
                                                  LONG-TERM    INTERMEDIATE-TERM
                                                    FUND              FUND
                                                  ------------------------------
Net investment income:
  Interest income                                  $59,997           $61,983
                                                  ------------------------------
  Expenses:
    Management fees                                  2,715             2,984
      Transfer agent's fees                            494               545
      Custodian's fees                                 119               161
      Postage                                           85                82
      Shareholder reporting fees                        35                32
      Directors' fees                                    3                 3
      Registration fees                                 41                31
      Professional fees                                 30                30
      Other                                             12                16
                                                  ------------------------------
        Total expenses                               3,534             3,884
                                                  ------------------------------
          Net investment income                     56,463            58,099
                                                  ------------------------------
Net realized and unrealized gain (loss)
  on investments:
    Net realized gain (loss)                        19,797            (1,585)
    Change in net unrealized appreciation/
      depreciation                                    (279)           18,299
                                                  ------------------------------
          Net realized and unrealized gain          19,518            16,714
                                                  ------------------------------
Increase in net assets resulting from operations   $75,981           $74,813
                                                  ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                       USAA     USAA TAX EXEMPT
                                                    SHORT-TERM    MONEY MARKET
                                                       FUND            FUND
                                                    ----------------------------
Net investment income:
   Interest income                                    $24,729        $40,353
                                                    ----------------------------
   Expenses:
      Management fees                                   1,370          2,605
      Transfer agent's fees                               285            489
      Custodian's fees                                     93            170
      Postage                                              37             79
      Shareholder reporting fees                           15             37
      Directors' fees                                       3              3
      Registration fees                                    48             29
      Professional fees                                    24             30
      Other                                                 5             12
                                                    ----------------------------
         Total expenses                                 1,880          3,454
                                                    ----------------------------
            Net investment income                      22,849         36,899
                                                    ----------------------------
Net realized and unrealized gain (loss)
   on investments:
      Net realized loss                                   (74)            -
      Change in net unrealized appreciation/
        depreciation                                    5,811             -
                                                    ----------------------------
            Net realized and unrealized gain            5,737             -
                                                    ----------------------------
Increase in net assets resulting from operations      $28,586        $36,899
                                                    ============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF CHANGES IN NET ASSETS
USAA LONG-TERM FUND
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000, AND YEAR ENDED MARCH 31, 2000 (UNAUDITED)

                                                --------------------------
                                                 9/30/2000      3/31/2000
                                                --------------------------
From operations:
   Net investment income                        $   56,463      $  117,409
   Net realized gain (loss) on investments          19,797         (20,800)
   Change in net unrealized appreciation/
      depreciation of investments                     (279)       (162,950)
                                                --------------------------
      Increase (decrease) in net assets
         resulting from operations                  75,981         (66,341)
                                                --------------------------
Distributions to shareholders from:
   Net investment income                           (56,463)       (117,409)
                                                --------------------------
From capital share transactions:
   Proceeds from shares sold                       153,791         518,603
   Dividend reinvestments                           38,083          80,816
   Cost of shares redeemed                        (191,129)       (648,019)
                                                --------------------------
      Increase (decrease) in net assets from
         capital share transactions                    745         (48,600)
                                                --------------------------
Net increase (decrease) in net assets               20,263        (232,350)
Net assets:
   Beginning of period                           1,935,892       2,168,242
                                                --------------------------
   End of period                                $1,956,155      $1,935,892
                                                ==========================
Change in shares outstanding:
   Shares sold                                      12,146          39,201
   Shares issued for dividends reinvested            2,987           6,194
   Shares redeemed                                 (15,014)        (49,300)
                                                --------------------------
      Increase (decrease) in shares outstanding        119          (3,905)
                                                ==========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


USAA INTERMEDIATE-TERM FUND

                                                   ------------------------
                                                   9/30/2000     3/31/2000
                                                   ------------------------
From operations:
   Net investment income                           $   58,099    $  120,481
   Net realized loss on investments                    (1,585)      (13,503)
   Change in net unrealized appreciation/
      depreciation of investments                      18,299      (130,629)
                                                   ------------------------
      Increase (decrease) in net assets
         resulting from operations                     74,813       (23,651)
                                                   ------------------------
Distributions to shareholders from:
   Net investment income                              (58,099)     (120,481)
                                                   ------------------------
From capital share transactions:
   Proceeds from shares sold                          117,748       355,559
   Dividend reinvestments                              42,115        89,641
   Cost of shares redeemed                           (131,745)     (522,159)
                                                   ------------------------
      Increase (decrease) in net assets from
         capital share transactions                    28,118       (76,959)
                                                   ------------------------
Net increase (decrease) in net assets                  44,832      (221,091)
Net assets:
   Beginning of period                              2,123,310     2,344,401
                                                   ------------------------
   End of period                                   $2,168,142    $2,123,310
                                                   ========================
Change in shares outstanding:
   Shares sold                                          9,354        27,691
   Shares issued for dividends reinvested               3,346         7,022
   Shares redeemed                                    (10,494)      (41,017)
                                                   ------------------------
      Increase (decrease) in shares outstanding         2,206        (6,304)
                                                   ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


USAA SHORT-TERM FUND

                                                  -------------------------
                                                  9/30/2000      3/31/2000
                                                  -------------------------
From operations:
   Net investment income                          $  22,849      $   45,189
   Net realized loss on investments                     (74)            (34)
   Change in net unrealized appreciation/
      depreciation of investments                     5,811         (25,091)
                                                  -------------------------
      Increase in net assets
         resulting from operations                   28,586          20,064
                                                  -------------------------
Distributions to shareholders from:
   Net investment income                            (22,849)        (45,189)
                                                  -------------------------
From capital share transactions:
   Proceeds from shares sold                        154,175         352,575
   Dividend reinvestments                            18,725          37,734
   Cost of shares redeemed                         (155,695)       (431,124)
                                                  --------------------------
      Increase (decrease) in net assets from
         capital share transactions                  17,205         (40,815)
                                                  -------------------------
Net increase (decrease) in net assets                22,942         (65,940)
Net assets:
   Beginning of period                              967,620       1,033,560
                                                  -------------------------
   End of period                                  $ 990,562      $  967,620
                                                  =========================
Change in shares outstanding:
   Shares sold                                       14,728          33,406
   Shares issued for dividends reinvested             1,787           3,581
   Shares redeemed                                  (14,866)        (40,889)
                                                  -------------------------
      Increase (decrease) in shares outstanding       1,649          (3,902)
                                                  =========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


USAA TAX EXEMPT MONEY MARKET FUND

                                             --------------------------
                                              9/30/2000      3/31/2000
                                             --------------------------
From operations:
   Net investment income                     $   36,899      $   58,522
                                             --------------------------
Distributions to shareholders from:
   Net investment income                        (36,899)        (58,522)
                                             --------------------------
From capital share transactions:
   Proceeds from shares sold                    899,058       2,072,357
   Dividend reinvestments                        35,350          55,670
   Cost of shares redeemed                     (924,898)     (2,031,849)
                                             --------------------------
      Increase in net assets from
         capital share transactions               9,510          96,178
                                             --------------------------
Net increase in net assets                        9,510          96,178
Net assets:
   Beginning of period                        1,863,214       1,767,036
                                             --------------------------
   End of period                             $1,872,724      $1,863,214
                                             ==========================
Change in shares outstanding:
   Shares sold                                  899,058       2,072,357
   Shares issued for dividends reinvested        35,350          55,670
   Shares redeemed                             (924,898)     (2,031,849)
                                             --------------------------
      Increase in shares outstanding              9,510          96,178
                                             ==========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000
(UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA Long-Term Fund, USAA Intermediate-Term Fund, and USAA Short-Term Fund are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. The Funds had no borrowings under any of these agreements during the six-month period ended September 30, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 2000, the USAA Long-Term Fund, USAA Intermediate-Term Fund, and USAA Short-Term Fund had capital loss carryovers for federal income tax purposes of $19,427,000, $15,278,000, and $3,360,000, respectively, which, if not offset by subsequent capital gains, will expire between 2003-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2000, were as follows:


                        USAA                USAA                  USAA         USAA TAX EXEMPT
                   LONG-TERM FUND   INTERMEDIATE-TERM FUND   SHORT-TERM FUND   MONEY MARKET FUND
                   -------------------------------------------------------------------------------
Purchases           $510,348,000          $82,536,000          $92,068,000       $1,825,604,000
Sales/maturities    $523,619,000          $78,884,000          $68,034,000       $1,799,790,000


For the USAA Long-Term Fund, USAA Intermediate-Term Fund, and USAA Short-Term Fund, cost of purchases and proceeds from sales/maturities exclude short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 2000, were as follows:

                        USAA               USAA                 USAA
                     LONG-TERM      INTERMEDIATE-TERM       SHORT-TERM
                       FUND               FUND                 FUND
                   -----------------------------------------------------
Appreciation       $ 56,673,000       $ 65,403,000         $ 4,963,000
Depreciation        (65,328,000)       (41,732,000)         (6,580,000)
                   -----------------------------------------------------
   Net             $ (8,655,000)      $ 23,671,000         $(1,617,000)
                   =====================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed at .28% of the average annual net assets of each Fund.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 2000, the Association and its affiliates owned 4,030,000 shares (2.4%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


USAA LONG-TERM FUND


                         SIX-MONTH
                        PERIOD ENDED
                        SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                                     ----------------------------------------------------------------
                           2000          2000        1999         1998         1997         1996
                        -----------------------------------------------------------------------------
Net asset value
   at beginning
   of period            $    12.75    $    13.92   $    14.00   $    13.22   $    13.17   $    12.96
Net investment
   income                      .37           .76          .76          .78          .79          .79
Net realized and
   unrealized
   gain (loss)                 .12         (1.17)        (.08)         .78          .05          .21
Distributions from net
   investment income          (.37)         (.76)        (.76)        (.78)        (.79)        (.79)
                        -----------------------------------------------------------------------------
Net asset value at
   end of period        $    12.87    $    12.75   $    13.92   $    14.00   $    13.22   $    13.17
                        =============================================================================
Total return (%)*             3.92         (2.95)        4.98        12.04         6.51         7.88
Net assets at end
   of period (000)      $1,956,155    $1,935,892   $2,168,242   $2,042,525   $1,822,436   $1,804,116
Ratio of expenses
   to average
   net assets (%)              .36(a)        .36          .36          .36          .37          .37
Ratio of net investment
   income to
   average net assets (%)     5.82(a)       5.77         5.44         5.65         5.95         5.99
Portfolio turnover (%)       27.00         29.04        29.56        35.20        40.78        53.25


(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.



USAA INTERMEDIATE-TERM FUND


                         SIX-MONTH
                        PERIOD ENDED
                        SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                                     ---------------------------------------------------------------
                            2000          2000        1999         1998         1997         1996
                        ----------------------------------------------------------------------------
Net asset value
   at beginning
   of period            $    12.58    $    13.39   $    13.38   $    12.77   $    12.77   $    12.50
Net investment
   income                      .34           .69          .70          .71          .72          .71
Net realized and
   unrealized
   gain (loss)                 .10          (.81)         .01          .61          -            .27
Distributions from net
   investment income          (.34)         (.69)        (.70)        (.71)        (.72)        (.71)
                        ----------------------------------------------------------------------------
Net asset value at
   end of period        $    12.68    $    12.58   $    13.39   $    13.38   $    12.77   $    12.77
                        ============================================================================
Total return (%)*             3.58          (.84)        5.42        10.59         5.80         7.97
Net assets at end
   of period (000)      $2,168,142    $2,123,310   $2,344,401   $2,039,505   $1,725,684   $1,660,039
Ratio of expenses
   to average
   net assets (%)              .36(a)        .36          .36          .37          .37          .38
Ratio of net investment
   income to
   average net assets (%)     5.45(a)       5.39         5.21         5.42         5.65         5.54
Portfolio turnover (%)        3.82         10.46        11.85         7.87        23.05        27.51


(a) ANNUALIZED.  THE  RATIO  IS NOT  NECESSARILY  INDICATIVE  OF 12   MONTHS  OF
    OPERATIONS.
  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.



USAA SHORT-TERM FUND


                          SIX-MONTH
                         PERIOD ENDED
                         SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                                      --------------------------------------------------------------
                             2000        2000         1999          1998        1997         1996
                         ---------------------------------------------------------------------------
Net asset value
   at beginning
   of period             $   10.46    $   10.72    $    10.74    $   10.57    $   10.57    $   10.47
Net investment
   income                      .25          .47           .49          .49          .49          .50
Net realized and
   unrealized
   gain (loss)                 .06         (.26)         (.02)         .17          -            .10
Distributions from net
   investment income          (.25)        (.47)         (.49)        (.49)        (.49)        (.50)
                         ---------------------------------------------------------------------------
Net asset value at
   end of period         $   10.52    $   10.46    $    10.72    $   10.74    $   10.57    $   10.57
                         ===========================================================================
Total return (%)*             2.95         2.05          4.46         6.35         4.70         5.83
Net assets at end
   of period (000)       $ 990,562    $ 967,620    $1,033,560    $ 970,805    $ 804,897    $ 774,020
Ratio of expenses
   to average
   net assets (%)              .38(a)       .38           .38          .39          .41          .42
Ratio of net investment
   income to
   average net assets (%)     4.67(a)      4.48          4.55         4.57         4.60         4.73
Portfolio turnover (%)        9.39        18.88          7.34         7.91        27.67        35.99


(a) ANNUALIZED.  THE  RATIO  IS NOT  NECESSARILY  INDICATIVE  OF 12  MONTHS   OF
    OPERATIONS.
  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.



USAA TAX EXEMPT MONEY MARKET FUND


                         SIX-MONTH
                        PERIOD ENDED
                        SEPTEMBER 30,                    YEAR ENDED MARCH 31,
                                     --------------------------------------------------------------
                            2000        2000         1999         1998         1997         1996
                        ---------------------------------------------------------------------------
Net asset value
   at beginning
   of period            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Net investment
   income                      .02          .03          .03          .03          .03          .04
Distributions from net
   investment income          (.02)        (.03)        (.03)        (.03)        (.03)        (.04)
                        ---------------------------------------------------------------------------
Net asset value at
   end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                        ===========================================================================
Total return (%)*             2.00         3.27         3.26         3.48         3.30         3.65
Net assets at end
   of period (000)      $1,872,724   $1,863,214   $1,767,036   $1,631,785   $1,565,634   $1,529,176
Ratio of expenses
   to average
   net assets (%)              .37(a)       .38          .38          .38          .39          .40
Ratio of net investment
   income to
   average net assets (%)     3.97(a)      3.24         3.21         3.42         3.25         3.59


(a) ANNUALIZED.  THE  RATIO  IS NOT   NECESSARILY  INDICATIVE  OF 12  MONTHS  OF
    OPERATIONS.
  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                         LEGAL COUNSEL
USAA Shareholder Account Services      Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road               Exchange Place
San Antonio, Texas 78288               Boston, Massachusetts 02109

CUSTODIAN                              INDEPENDENT AUDITORS
State Street Bank and Trust Company    KPMG LLP
P.O. Box 1713                          112 East Pecan, Suite 2400
Boston, Massachusetts 02105            San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS             INTERNET ACCESS
Call toll free - Central Time          usaa.com(ServiceMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sundays 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777